UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2020

Date of reporting period:	10/31/2020

Item 1 – Reports to Stockholders

PGIM QMA EMERGING MARKETS EQUITY FUND

ANNUAL REPORT

OCTOBER 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM QMA Emerging Markets Equity Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2020.

During the first four months of the period, the global economy remained healthy—particularly in the US—fueled by rising corporate profits and strong job growth. The outlook changed dramatically in March as the coronavirus outbreak quickly and substantially shut down economic activity worldwide, leading to significant job losses and a steep decline in global growth and earnings. Responding to this disruption, the Federal Reserve (the Fed) cut the federal funds rate target to near zero and flooded capital markets with liquidity; and Congress passed stimulus bills worth approximately $3 trillion that offered an economic lifeline to consumers and businesses.

While stocks climbed throughout the first four months of the period, they fell significantly in March amid a spike in volatility, ending the 11-year-long equity bull market. With stores and factories closing and consumers staying at home to limit the spread of the virus, investors sold stocks on fears that corporate earnings would take a serious hit. Equities rallied around the globe throughout the spring and summer as states reopened their economies, but became more volatile during the last two months of the period as investors worried that a surge in coronavirus infections would stall the economic recovery. For the period overall, large-cap US and emerging market stocks rose, small-cap US stocks were virtually unchanged, and stocks in developed foreign markets declined.

The bond market overall—including US and global bonds as well as emerging market debt—rose during the period as investors sought safety in fixed income. A significant rally in interest rates pushed the 10-year US Treasury yield down to a record low. In March, the Fed took several aggressive actions to keep the bond markets running smoothly, restarting many of the relief programs that proved to be successful in helping end the global financial crisis in 2008-09.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Emerging Markets Equity Fund

December 15, 2020

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852

	Average Annual Total Returns as of 10/31/20
	One Year (%)	Since Inception (%)
Fund (Class R6)	6.42	7.11 (11/29/16)
MSCI Emerging Markets Index
	8.25	9.05

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund with a similar investment in the MSCI Emerging Markets Index by portraying the initial account values at the commencement of operations of the Fund (November 29, 2016) and the account values at the end of the current fiscal year (October 31, 2020), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and

4	Visit our website at pgim.com/investments

distributions were reinvested. Without waiver of fees and/or expense reimbursments, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA Emerging Markets Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 10/31/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	9.6%
Tencent Holdings Ltd.	Interactive Media & Services	China	7.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	6.0%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	3.6%
Meituan (Class B Stock)	Internet & Direct Marketing Retail	China	2.0%
JD.com, Inc., ADR	Internet & Direct Marketing Retail	China	1.9%
Vale SA	Metals & Mining	Brazil	1.2%
iShares MSCI Emerging Markets ETF	Exchange-Traded Funds	United States	1.2%
China Mobile Ltd.	Wireless Telecommunication Services	China	1.1%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.1%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM QMA Emerging Markets Equity Fund’s Class R6 shares returned 6.42% in the 12-month reporting period that ended October 31, 2020, underperforming the 8.25% return of the MSCI Emerging Markets Index (the Index).

What were the market conditions?

•

The reporting period was dominated by the proliferation of COVID-19 infections that began in early 2020. While economists continue to debate the shape of the economic recovery, it clearly has been V-shaped in global equity markets, with many markets fully erasing losses from the severe decline in March 2020 by period-end. (A V-shaped recovery refers to a sharp rise back to previous measures of economic performance after a downturn.)

•

However, performance among equity market segments was divergent during the period. For example, China’s economy bounced back sooner than the rest of the world, as the country’s draconian lockdown was highly effective at curbing the spread of the virus in February. As a result, China’s economy suffered less damage and is likely to post positive growth for 2020.

•	In international developed markets, information technology was the best-performing sector during the period, gaining about 30%, while energy stocks fared the worst, declining almost 30%.

•

Growth significantly outperformed value over the period. Geographically, US stocks outpaced non-US developed markets and emerging markets. Nonetheless, by period-end there were already signs that growth was slowing, as uncertainty remained over when the global economy would resume pre-COVID-19 levels of economic activity.

What worked?

•

Growth measures contributed to the Fund’s performance, particularly high-growth Taiwanese information technology and Korean materials holdings, along with positions in Chinese industrials and healthcare.

•	The Fund also benefited from bets on high-quality communication services names in China and avoiding positions in low-quality names across South Africa and Brazil.

What didn’t work?

•	The Fund’s investments in relatively inexpensive stocks offset the gains, and the shortfall was particularly significant given that expensive stocks by far outperformed cheaper stocks over the period.

•	Avoiding expensive information technology, consumer discretionary, and consumer services names in China was particularly detrimental given the significant run-up in the

PGIM QMA Emerging Markets Equity Fund	7

Strategy and Performance Overview (continued)

price of those stocks during the period. Favoring inexpensive financials and communication services companies in China detracted further.

Did the Fund use derivatives?

The Fund did not hold futures during the period. However, the Fund may invest in futures, including for the ease of cash management.

Current outlook

•

QMA believes the current market is crowded and not sustainable, and that diversification and the Fund’s investment strategy should prevail as markets normalize and move past fear and uncertainty. Specifically, QMA sees a correction in the extremely high valuations of the momentum-driven stocks responsible for much of the market’s returns during the period, coupled with the recovery of fundamentals and valuations among cheaper stocks with very high relative and nominal earnings and book-value yields.

•

While the pathway and timing of events leading to this reversion is hard to predict, QMA views the eventual neutralization of the COVID-19 pandemic as a key catalyst in bringing more balance to the equity markets, an environment where QMA’s strategies have historically performed well.

•

In QMA’s view, the biggest risk appears to be political, as the results of the US presidential election, particularly if contested or prolonged, and new policies from the subsequent administration could prove disruptive to the US and global economy.

8	Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs as applicable, and (2) ongoing costs, including management fees and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

PGIM QMA Emerging Markets Equity Fund	9

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,196.90	1.22%	$6.74
Hypothetical	$1,000.00	$1,019.00	1.22%	$6.19

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2020, and divided by the 366 days in the Fund’s fiscal year ended October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgim.com/investments

Schedule of Investments

as of October 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 100.6%

COMMON STOCKS 97.9%

Brazil 4.0%
B3 SA - Brasil Bolsa Balcao	27,700	$245,286
Banco Bradesco SA	7,274	22,983
Banco do Brasil SA	4,800	24,887
Banco Santander Brasil SA, UTS	45,200	251,288
Centrais Eletricas Brasileiras SA	1,200	6,458
Cosan SA	7,200	81,136
Petroleo Brasileiro SA	19,800	65,598
Vale SA	41,032	431,562
WEG SA	23,500	310,852

		1,440,050

China 44.1%
Alibaba Group Holding Ltd., ADR*	11,300	3,442,997
Anhui Conch Cement Co. Ltd. (Class H Stock)	35,000	219,229
Autohome, Inc., ADR	400	38,220
Bank of Chengdu Co. Ltd. (Class A Stock)	39,500	61,143
Bank of China Ltd. (Class H Stock)	436,000	138,143
Bank of Jiangsu Co. Ltd. (Class A Stock)	53,200	47,799
Beijing Enterprises Holdings Ltd.	2,500	7,550
China CITIC Bank Corp. Ltd. (Class H Stock)	285,000	116,172
China Construction Bank Corp. (Class H Stock)	574,000	397,705
China Galaxy Securities Co. Ltd. (Class H Stock)	154,000	84,714
China Lesso Group Holdings Ltd.	20,000	32,476
China Life Insurance Co. Ltd. (Class H Stock)	133,000	289,957
China Medical System Holdings Ltd.	191,000	201,195
China Merchants Energy Shipping Co. Ltd. (Class A Stock)	61,600	53,244
China Minsheng Banking Corp. Ltd. (Class H Stock)	373,500	204,779
China Mobile Ltd.	67,000	409,296
China National Building Material Co. Ltd. (Class H Stock)	191,000	219,768
China Overseas Land & Investment Ltd.	99,500	250,348
China Pacific Insurance Group Co. Ltd. (Class H Stock)	15,000	46,987
China Reinsurance Group Corp. (Class H Stock)	390,000	37,374
China Resources Cement Holdings Ltd.	58,000	76,150
China Resources Power Holdings Co. Ltd.	12,000	12,502
China South Publishing & Media Group Co. Ltd. (Class A Stock)	31,600	49,529
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	2,689	80,161
China Unicom Hong Kong Ltd.	312,000	192,533
China Yuhua Education Corp. Ltd., 144A	256,000	203,316
CNOOC Ltd.	96,000	87,811
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	434,000	171,009
Country Garden Holdings Co. Ltd.	41,000	50,702
Country Garden Services Holdings Co. Ltd.	31,000	195,321

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	11

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
CSC Financial Co. Ltd. (Class A Stock)	8,400	$53,574
CSPC Pharmaceutical Group Ltd.	35,200	37,417
Daqin Railway Co. Ltd. (Class A Stock)	18,900	18,110
Far East Horizon Ltd.	185,000	182,396
Fujian Sunner Development Co. Ltd. (Class A Stock)	9,000	29,667
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	700	49,283
Great Wall Motor Co. Ltd. (Class H Stock)	44,500	72,441
Greenland Holdings Corp. Ltd. (Class A Stock)	44,300	40,971
Haidilao International Holding Ltd., 144A	7,000	46,294
Hengan International Group Co. Ltd.	29,000	202,011
Huaxin Cement Co. Ltd. (Class A Stock)	13,900	50,294
Hunan Valin Steel Co. Ltd. (Class A Stock)	85,800	65,151
Industrial & Commercial Bank of China Ltd. (Class H Stock)	615,000	346,951
JD.com, Inc., ADR*	8,200	668,464
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	6,956	78,836
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	11,100	51,292
Jinke Properties Group Co. Ltd. (Class A Stock)	39,100	45,287
Kweichow Moutai Co. Ltd. (Class A Stock)	200	49,859
KWG Group Holdings Ltd.	89,500	119,162
KWG Living Group Holdings Ltd.*	44,750	35,096
Li Ning Co. Ltd.	11,500	59,862
Livzon Pharmaceutical Group, Inc. (Class A Stock)	7,600	55,115
Logan Group Co. Ltd.	55,000	86,752
Longfor Group Holdings Ltd., 144A	32,000	175,738
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	2,300	26,192
Luxshare Precision Industry Co. Ltd. (Class A Stock)	9,229	75,510
Meituan (Class B Stock)*	19,300	717,009
Metallurgical Corp. of China Ltd. (Class A Stock)	136,000	52,660
Muyuan Foods Co. Ltd. (Class A Stock)	5,200	55,103
NetEase, Inc., ADR	4,200	364,518
New China Life Insurance Co. Ltd. (Class H Stock)	63,100	252,902
NIO, Inc., ADR*	1,800	55,044
Offcn Education Technology Co. Ltd. (Class A Stock)	11,700	69,235
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	46,000	13,724
PICC Property & Casualty Co. Ltd. (Class H Stock)	98,000	66,585
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	16,500	170,262
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	23,173	53,128
Sany Heavy Industry Co. Ltd. (Class A Stock)	20,900	81,268
SF Holding Co. Ltd. (Class A Stock)	5,700	70,583
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	44,500	58,180
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	18,819
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	10,400	14,389

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,400	$81,082
Shenzhou International Group Holdings Ltd.	9,700	169,134
Shimao Group Holdings Ltd.	25,000	88,678
Sinotruk Hong Kong Ltd.	3,500	8,976
Tencent Holdings Ltd.	35,300	2,689,618
Tingyi Cayman Islands Holding Corp.	10,000	18,240
Uni-President China Holdings Ltd.	8,000	6,942
Weichai Power Co. Ltd. (Class H Stock)	82,000	156,017
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	17,560	49,771
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	12,300	54,312
Yum China Holdings, Inc.	4,300	228,889
Zhejiang Expressway Co. Ltd. (Class H Stock)	22,000	15,003
Zhongsheng Group Holdings Ltd.	3,000	21,518
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	54,400	60,281

		15,901,725

Colombia 0.0%
Bancolombia SA	1,330	8,433

Greece 0.3%
Hellenic Telecommunications Organization SA	9,508	126,673

Hungary 0.2%
Richter Gedeon Nyrt	3,254	66,320

India 7.6%
Aurobindo Pharma Ltd.	19,950	208,712
Bajaj Auto Ltd.	452	17,601
Cipla Ltd.	8,801	89,659
Dr. Reddy’s Laboratories Ltd.	4,206	277,498
GAIL India Ltd.	171,846	196,660
HCL Technologies Ltd.	30,080	341,975
Hero MotoCorp Ltd.	4,168	157,402
Hindalco Industries Ltd.	75,926	174,969
Housing Development Finance Corp. Ltd.	925	24,028
Infosys Ltd., ADR	23,400	333,918
ITC Ltd.	41,267	92,146
LIC Housing Finance Ltd.	2,645	10,120
NTPC Ltd.	81,828	96,660
Petronet LNG Ltd.	3,153	9,841

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	13

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)
Power Grid Corp. of India Ltd.	84,027	$193,609
Reliance Industries Ltd.	4,326	120,315
Reliance Industries Ltd., 144A, GDR	2,913	159,943
Wipro Ltd.	49,763	228,345

		2,733,401

Indonesia 1.4%
Bank Mandiri Persero Tbk PT	95,200	37,198
Bank Rakyat Indonesia Persero Tbk PT	316,400	72,119
Gudang Garam Tbk PT*	2,800	7,840
Indofood CBP Sukses Makmur Tbk PT	31,600	20,820
Indofood Sukses Makmur Tbk PT	343,400	163,775
United Tractors Tbk PT	153,600	220,367

		522,119

Malaysia 1.3%
Dialog Group Bhd	19,100	17,005
Hartalega Holdings Bhd	9,900	43,063
Kossan Rubber Industries	8,400	15,227
MISC Bhd	5,000	7,922
Sime Darby Bhd	144,000	83,888
Top Glove Corp. Bhd	126,600	261,699
Westports Holdings Bhd	51,900	48,586

		477,390

Mexico 1.0%
Gruma SAB de CV (Class B Stock)	3,120	33,300
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	206,000	152,668
Grupo Mexico SAB de CV (Class B Stock)	16,800	47,902
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	82,600	123,365

		357,235

Pakistan 0.1%
MCB Bank Ltd.	36,501	37,883

Philippines 0.8%
Globe Telecom, Inc.	540	22,664
International Container Terminal Services, Inc.	5,760	13,701
PLDT, Inc.	8,890	244,031

		280,396

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Poland 0.1%
KGHM Polska Miedz SA*	710	$21,216
Polskie Gornictwo Naftowe i Gazownictwo SA	9,557	10,093

		31,309

Qatar 1.1%
Masraf Al Rayan QSC	168,555	198,666
Qatar Islamic Bank SAQ	40,911	181,915

		380,581

Russia 2.9%
Gazprom PJSC	14,290	27,874
Inter RAO UES PJSC	1,410,000	90,115
LUKOIL PJSC	4,138	211,120
Magnit PJSC, GDR	9,663	133,146
Mobile TeleSystems PJSC, ADR	9,700	75,854
Polyus PJSC	705	138,199
Rosneft Oil Co. PJSC	1,790	7,921
Sberbank of Russia PJSC, ADR	24,702	249,557
Surgutneftegas PJSC	256,600	106,421

		1,040,207

Saudi Arabia 1.8%
Abdullah Al Othaim Markets Co.	1,056	36,895
Al Rajhi Bank	11,000	193,089
Jarir Marketing Co.	4,764	220,179
National Commercial Bank	3,337	34,775
Riyad Bank	35,386	170,090

		655,028

South Africa 3.4%
Anglo American Platinum Ltd.	3,362	220,505
Exxaro Resources Ltd.	30,598	205,553
Impala Platinum Holdings Ltd.	21,526	190,249
Kumba Iron Ore Ltd.	7,408	219,868
Naspers Ltd. (Class N Stock)	1,125	218,779
Old Mutual Ltd.	27,166	15,704
Shoprite Holdings Ltd.	16,048	127,454
Sibanye Stillwater Ltd.	11,424	33,164

		1,231,276

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	15

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 12.3%
BNK Financial Group, Inc.	51,721	$251,976
Coway Co. Ltd.*	940	57,328
Daelim Industrial Co. Ltd.	1,873	129,360
DB Insurance Co. Ltd.	646	25,232
E-MART, Inc.	410	51,825
Hana Financial Group, Inc.	10,779	290,155
Hankook Tire & Technology Co. Ltd.	392	10,935
Hyundai Glovis Co. Ltd.	1,376	203,977
Hyundai Mobis Co. Ltd.	407	81,105
Kakao Corp.	984	286,042
KB Financial Group, Inc.	9,200	326,749
Kia Motors Corp.	7,777	348,716
Korea Investment Holdings Co. Ltd.	247	15,052
Korea Zinc Co. Ltd.	45	15,220
KT&G Corp.	3,141	224,419
Kumho Petrochemical Co. Ltd.	2,428	285,763
LG Corp.	335	19,950
LG Electronics, Inc.	558	41,450
LG Innotek Co. Ltd.	664	89,470
Meritz Securities Co. Ltd.	24,183	70,527
NH Investment & Securities Co. Ltd.	988	8,367
Samsung Card Co. Ltd.	294	7,636
Samsung Electronics Co. Ltd.	25,726	1,293,475
Seegene, Inc.	58	13,505
Shinhan Financial Group Co. Ltd.	10,343	277,404

		4,425,638

Taiwan 12.9%
Asustek Computer, Inc.	13,000	110,394
Chailease Holding Co. Ltd.	27,000	131,130
Chicony Electronics Co. Ltd.	63,000	189,194
China Development Financial Holding Corp.	176,000	51,410
Delta Electronics, Inc.	11,000	73,191
Fubon Financial Holding Co. Ltd.	37,000	52,472
Giant Manufacturing Co. Ltd.	2,000	19,593
Globalwafers Co. Ltd.	2,000	29,046
Hon Hai Precision Industry Co. Ltd.	130,000	351,241
Lite-On Technology Corp.	144,000	234,384
MediaTek, Inc.	16,000	379,543
Micro-Star International Co. Ltd.	4,000	16,126
Nien Made Enterprise Co. Ltd.	20,000	224,442
Novatek Microelectronics Corp.	4,000	37,232
Pegatron Corp.	56,000	120,325
Quanta Computer, Inc.	16,000	40,348

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont'd.)
Realtek Semiconductor Corp.	6,000	$74,447
Synnex Technology International Corp.	8,000	11,883
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	2,162,219
United Microelectronics Corp.	290,000	313,567
Wistron Corp.	29,000	28,871

		4,651,058

Thailand 1.0%
Charoen Pokphand Foods PCL	218,200	176,708
Krung Thai Bank PCL	391,900	109,337
PTT Exploration & Production PCL	7,500	18,983
Siam Commercial Bank PCL (The)	4,800	10,027
Thai Union Group PCL (Class F Stock)	79,500	39,020

		354,075

Turkey 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	74,854	174,102
BIM Birlesik Magazalar A/S*	2,542	20,319
Coca-Cola Icecek A/S	7,971	42,866
Ford Otomotiv Sanayi A/S	17,235	222,612

		459,899

United Arab Emirates 0.3%
Dubai Islamic Bank PJSC	9,870	11,162
Emirates Telecommunications Group Co. PJSC	20,698	95,145

		106,307

TOTAL COMMON STOCKS
(cost $28,658,393)		35,287,003

EXCHANGE-TRADED FUND 1.2%

United States
iShares MSCI Emerging Markets ETF (cost $413,185)	9,649	431,407

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	17

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

PREFERRED STOCKS 1.5%

Brazil 0.5%
Centrais Eletricas Brasileiras SA (PRFC B)	21,500	$115,969
Cia Paranaense de Energia (PRFC B)	6,100	65,380

		181,349

Chile 0.3%
Embotelladora Andina SA (PRFC B)	54,556	113,585

Russia 0.1%
Surgutneftegas PJSC (PRFC)	77,200	35,278

South Korea 0.6%
Samsung Electronics Co. Ltd. (PRFC)	4,676	207,521

TOTAL PREFERRED STOCKS
(cost $613,190)		537,733

TOTAL LONG-TERM INVESTMENTS
(cost $29,684,768)		36,256,143

TOTAL INVESTMENTS 100.6%
(cost $29,684,768)		36,256,143
Liabilities in excess of other assets (0.6)%		(202,555)

NET ASSETS 100.0%		$36,053,588

Below is a list of the abbreviation(s) used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

UTS—Unit Trust Security

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

18

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Brazil	$1,440,050	$—	$—
China	4,833,228	11,068,497	—
Colombia	8,433	—	—
Greece	—	126,673	—
Hungary	—	66,320	—
India	333,918	2,399,483	—
Indonesia	—	522,119	—
Malaysia	—	477,390	—
Mexico	357,235	—	—
Pakistan	—	37,883	—
Philippines	—	280,396	—
Poland	—	31,309	—
Qatar	—	380,581	—
Russia	75,854	964,353	—
Saudi Arabia	—	655,028	—
South Africa	—	1,231,276	—
South Korea	—	4,425,638	—
Taiwan	—	4,651,058	—
Thailand	—	354,075	—
Turkey	—	459,899	—
United Arab Emirates	—	106,307	—
Exchange-Traded Fund
United States	431,407	—	—
Preferred Stocks
Brazil	181,349	—	—
Chile	113,585	—	—
Russia	—	35,278	—
South Korea	—	207,521	—

Total	$7,775,059	$28,481,084	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2020 were as follows (unaudited):

Internet & Direct Marketing Retail	14.1%
Banks	11.8
Semiconductors & Semiconductor Equipment	8.5

Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	6.2
Oil, Gas & Consumable Fuels	4.6

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	19

Schedule of Investments (continued)

as of October 31, 2020

Industry Classification (continued):

Metals & Mining	4.3%
Pharmaceuticals	2.9
Insurance	2.7
Real Estate Management & Development	2.5
IT Services	2.5
Automobiles	2.5
Wireless Telecommunication Services	2.1
Electronic Equipment, Instruments & Components	1.7
Food Products	1.7
Construction Materials	1.5
Capital Markets	1.3
Entertainment	1.3
Electric Utilities	1.2
Health Care Equipment & Supplies	1.2
Exchange-Traded Fund	1.2
Diversified Telecommunication Services	1.1
Food & Staples Retailing	1.1
Machinery	1.0
Beverages	1.0
Tobacco	0.9
Household Durables	0.9
Specialty Retail	0.9
Diversified Financial Services	0.9
Electrical Equipment	0.8
Chemicals	0.8
Air Freight & Logistics	0.8
Diversified Consumer Services	0.8
Hotels, Restaurants & Leisure	0.7
Textiles, Apparel & Luxury Goods	0.7
Personal Products	0.6
Gas Utilities	0.5
Commercial Services & Supplies	0.5
Construction & Engineering	0.5
Household Products	0.4
Independent Power & Renewable Electricity Producers	0.3
Industrial Conglomerates	0.3
Auto Components	0.2
Transportation Infrastructure	0.1
Media	0.1
Thrifts & Mortgage Finance	0.1
Building Products	0.1
Leisure Products	0.1
Road & Rail	0.1
Energy Equipment & Services	0.1
Biotechnology	0.0	*

Marine	0.0	*%
Consumer Finance	0.0	*

	100.6
Liabilities in excess of other assets	(0.6)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

20

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of October 31, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)
Equity contracts	$4,736	$622

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the year ended October 31, 2020, the Fund did not have any change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	21

Statement of Assets & Liabilities

as of October 31, 2020

Assets
Unaffiliated investments (cost $29,684,768)	$36,256,143
Foreign currency, at value (cost $6,835)	6,828
Receivable for investments sold	66,713
Dividends receivable	49,013
Receivable for Fund shares sold	40,293
Tax reclaim receivable	377
Prepaid expenses and other assets	4,793

Total Assets	36,424,160

Liabilities
Payable for Fund shares reacquired	200,222
Payable to custodian	64,382
Accrued expenses and other liabilities	34,552
Custodian and accounting fees payable	33,463
Audit fee payable	32,300
Management fee payable	4,707
Trustees’ fees payable	904
Affiliated transfer agent fee payable	42

Total Liabilities	370,572

Net Assets	$36,053,588

Net assets were comprised of:
Shares of beneficial interest, at par	$3,106
Paid-in capital in excess of par	32,752,143
Total distributable earnings (loss)	3,298,339

Net assets, October 31, 2020	$36,053,588

Class R6
Net asset value, offering price and redemption price per share, ($36,053,588 ÷ 3,106,043 shares of beneficial interest issued and outstanding)	$11.61

See Notes to Financial Statements.

22

Statement of Operations

Year Ended October 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $127,633 foreign withholding tax)	$911,258
Income from securities lending, net (including affiliated income of $2,266)	2,525
Affiliated dividend income	1,006

Total income	914,789

Expenses
Management fee	240,049
Custodian and accounting fees	120,452
Audit fee	32,748
Fund data services	32,388
Legal fees and expenses	19,509
Shareholders’ reports	11,502
Trustees’ fees	10,980
Pricing fees	8,331
Transfer agent’s fees and expenses (including affiliated expense of $290)	378
Registration fees	250
Miscellaneous	13,913

Total expenses	490,500
Less: Fee waiver and/or expense reimbursement	(106,405)

Net expenses	384,095

Net investment income (loss)	530,694

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(587))	(1,975,595)
Foreign currency transactions	(20,564)

(1,996,159)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(97))	3,667,001
Foreign currencies	269

3,667,270

Net gain (loss) on investment and foreign currency transactions	1,671,111

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,201,805

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	23

Statements of Changes in Net Assets

	Year Ended October 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$530,694	$491,320
Net realized gain (loss) on investment and foreign currency transactions	(1,996,159)	(1,488,263)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,667,270	2,574,931

Net increase (decrease) in net assets resulting from operations	2,201,805	1,577,988

Dividends and Distributions
Distributions from distributable earnings
Class R6	(649,151)	(787,341)

Fund share transactions
Net proceeds from shares sold	7,601,460	2,606,831
Net asset value of shares issued in reinvestment of dividends and distributions	649,151	787,341
Cost of shares reacquired	(3,553,887)	(1,525,185)

Net increase (decrease) in net assets from Fund share transactions	4,696,724	1,868,987

Total increase (decrease)	6,249,378	2,659,634

Net Assets:
Beginning of year	29,804,210	27,144,576

End of year	$36,053,588	$29,804,210

See Notes to Financial Statements.

24

Notes to Financial Statements

1. Organization

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”).

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the

PGIM QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (continued)

Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

26

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may

PGIM QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (continued)

have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

28

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM QMA Emerging Markets Equity Fund	29

Notes to Financial Statements (continued)

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities

30

Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2020, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2020, were $38,251,720 and $33,572,282, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2020, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$—	$10,217,878	$10,217,878	$—	$—	$—	—	$1,006

PGIM Institutional Money Market Fund*
640,956	9,517,147	10,157,419	(97)	(587)	—	—	2,266	**

$640,956	$19,735,025	$20,375,297	$(97)	$(587)	$—		$3,272

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

PGIM QMA Emerging Markets Equity Fund	31

Notes to Financial Statements (continued)

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2020, the tax character of dividends paid by the Fund was $649,151 of ordinary income. For the year ended October 31, 2019, the tax character of dividends paid by the Fund were $527,776 of ordinary income and $259,565 of long-term capital gains.

As of October 31, 2020, the accumulated undistributed earnings on a tax basis was $489,273 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2020 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,926,709	$8,696,251	$(2,366,817)	$6,329,434

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, corporate spin-off adjustment and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $3,520,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

32

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of October 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	3,106,043	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
3	84.4%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended October 31, 2020:
Shares sold	706,936	$7,601,460
Shares issued in reinvestment of dividends and distributions	56,744	649,151
Shares reacquired	(333,994)	(3,553,887)

Net increase (decrease) in shares outstanding	429,686	$4,696,724

Year ended October 31, 2019:
Shares sold	237,477	$2,606,831
Shares issued in reinvestment of dividends and distributions	74,138	787,341
Shares reacquired	(139,441)	(1,525,185)

Net increase (decrease) in shares outstanding	172,174	$1,868,987

8. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$ 1,200,000,000	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* EffectiveMarch 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM QMA Emerging Markets Equity Fund	33

Notes to Financial Statements (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended October 31, 2020. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $143,667, borrowed at a weighted average interest rate of 1.39%. The maximum loan outstanding amount during the period was $209,000. At October 31, 2020, the Fund did not have an outstanding loan amount.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

34

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and

PGIM QMA Emerging Markets Equity Fund	35

Notes to Financial Statements (continued)

have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

10. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

36

Financial Highlights

Class R6 Shares
	Year Ended October 31,			November 29, 2016(a) through October 31, 2017
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.14	$10.84	$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53	0.43	(1.71)	3.09
Total from investment operations	0.71	0.62	(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.17)	(0.04)
Distributions from net realized gains	-	(0.11)	(0.69)	-
Total dividends and distributions	(0.24)	(0.32)	(0.86)	(0.04)
Net asset value, end of period	$11.61	$11.14	$10.84	$13.21
Total Return(c):	6.42%	5.82%	(12.31)%	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,054	$29,804	$27,145	$28,470
Average net assets (000)	$32,007	$28,694	$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20%	1.20%	1.20%	1.20	%(e)
Expenses before waivers and/or expense reimbursement	1.53%	1.70%	1.54%	1.74	%(e)
Net investment income (loss)	1.66%	1.71%	1.56%	1.49	%(e)
Portfolio turnover rate(f)	106%	117%	118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM QMA Emerging Markets Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM QMA Emerging Markets Equity Fund (one of the funds constituting Prudential Investment Portfolios 2, referred to hereafter as the “Fund”) as of October 31, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations, changes in its net assets, and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 19, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 17, 2020

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

38

Federal Income Tax Information (unaudited)

For the year ended October 31, 2020, the Fund reports the maximum amount allowable, but not less than 74.58% of the ordinary income dividends paid during the period as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.

For the year ended October 31, 2020, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $124,939 foreign tax credit from recognized foreign source income of $1,018,909.

In January 2021, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2020.

PGIM QMA Emerging Markets Equity Fund	39

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM QMA Emerging Markets Equity Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94

A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).

Independent Director, Synnex Corporation (since 2019) (information technology); Independent Director, Kabbage, Inc. (2018-2020) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).

Since September 2017

Michael S. Hyland, CFA 1945 Board Member Portfolios Overseen: 95

Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

		None.	Since July 2008

Brian K. Reid 1961 Board Member Portfolios Overseen: 94

Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).

		None.	Since March 2018

PGIM QMA Emerging Markets Equity Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94

Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

		Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96

President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).

		None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; James E. Quinn, 2013; Richard A. Redeker, 2000; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009; Grace C. Torres, 2014.

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

PGIM QMA Emerging Markets Equity Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Charles H. Smith 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and, QMA and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio

Visit our website at pgim.com/investments

managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2019 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year and the three-year periods ended December 31, 2019. The Board considered that PGIM QMA International Developed Markets Index Fund commenced operations on November 17, 2016 and that PGIM QMA Emerging Markets Equity Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended October 31, 2019. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at pgim.com/investments

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA International Developed Markets Index Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•	The Board noted that the Fund outperformed its benchmark index over the one-year period ending December 31, 2018.
•	The Board considered that the Fund commenced operations on November 17, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 0.30% through February 28, 2021.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

PGIM QMA Emerging Markets Equity Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•	The Board considered that the Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.
•	The Board noted that the Fund outperformed its Peer Group for the fourth quarter of 2019 and for the first quarter of 2020.
•

The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was less than half a basis point from the median (1.201%) in the Peer Group, after a waiver/reimbursement of expenses of 0.496%.

•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 1.20% through February 28, 2021.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

NASDAQ	PQEMX
CUSIP	74440E706

MF244E

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

ANNUAL REPORT

OCTOBER 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM QMA International Developed Markets Index Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2020.

During the first four months of the period, the global economy remained healthy—particularly in the US—fueled by rising corporate profits and strong job growth. The outlook changed dramatically in March as the coronavirus outbreak quickly and substantially shut down economic activity worldwide, leading to significant job losses and a steep decline in global growth and earnings. Responding to this disruption, the Federal Reserve (the Fed) cut the federal funds rate target to near zero and flooded capital markets with liquidity; and Congress passed stimulus bills worth approximately $3 trillion that offered an economic lifeline to consumers and businesses.

While stocks climbed throughout the first four months of the period, they fell significantly in March amid a spike in volatility, ending the 11-year-long equity bull market. With stores and factories closing and consumers staying at home to limit the spread of the virus, investors sold stocks on fears that corporate earnings would take a serious hit. Equities rallied around the globe throughout the spring and summer as states reopened their economies, but became more volatile during the last two months of the period as investors worried that a surge in coronavirus infections would stall the economic recovery. For the period overall, large-cap US and emerging market stocks rose, small-cap US stocks were virtually unchanged, and stocks in developed foreign markets declined.

The bond market overall—including US and global bonds as well as emerging market debt—rose during the period as investors sought safety in fixed income. A significant rally in interest rates pushed the 10-year US Treasury yield down to a record low. In March, the Fed took several aggressive actions to keep the bond markets running smoothly, restarting many of the relief programs that proved to be successful in helping end the global financial crisis in 2008-09.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Developed Markets Index Fund

December 15, 2020

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/20
	One Year (%)	Since Inception (%)
Fund (Class R6)	–5.21	5.02 (11/17/16)
FTSE Developed Markets Ex-North America Net Index
	–5.45	5.36

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the FTSE Developed Markets Ex-North America Net Index by portraying the initial account values at the Fund’s commencement of operations (November 17, 2016) and the account values at the end of the current fiscal year (October 31, 2020), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

4	Visit our website at pgim.com/investments

Benchmark Definitions

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed Markets Ex-North America Net Index is a part of a range of indexes designed to help investors benchmark their international Investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 10/31/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
iShares MSCI EAFE ETF	Exchange Traded Funds	United States	3.8%
Nestle SA	Food Products	Switzerland	2.0%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.5%
Roche Holding AG (MSCX)	Pharmaceuticals	Switzerland	1.4%
Novartis AG	Pharmaceuticals	Switzerland	1.1%
Toyota Motor Corp.	Automobiles	Japan	1.0%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	0.9%
AstraZeneca PLC	Pharmaceuticals	United Kingdom	0.8%
SAP SE	Software	Germany	0.7%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	0.7%

Holdings reflect only long-term investments and are subject to change.

PGIM QMA International Developed Markets Index Fund	5

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM QMA International Developed Markets Index Fund’s Class R6 shares returned -5.21% in the 12-month reporting period that ended October 31, 2020, outperforming the -5.45% return of the FTSE Developed Markets Ex-North America Net Index (the Index).

What were the market conditions?

•

The reporting period was dominated by the proliferation of COVID-19 infections that began in early 2020. While economists continue to debate the shape of the economic recovery, it clearly has been V-shaped in global equity markets, with many markets fully erasing losses from the severe decline in March 2020 by period-end. (A V-shaped recovery refers to a sharp rise back to previous measures of economic performance after a downturn.)

•

However, performance among equity market segments was divergent during the period. For example, China’s economy bounced back sooner than the rest of the world, as the country’s draconian lockdown was highly effective at curbing the spread of the virus in February. As a result, China’s economy suffered less damage and is likely to post positive growth for 2020.

•	In international developed markets, information technology was the best-performing sector during the period, gaining about 30%, while energy stocks fared the worst, declining almost 30%.

•

Growth significantly outperformed value over the period. Geographically, US stocks outpaced non-US developed markets and emerging markets. Nonetheless, by period-end there were already signs that growth was slowing, as uncertainty remained over when the global economy would resume pre-COVID-19 levels of economic activity.

How was the Fund managed?

•	The Fund closely tracked the Index’s performance over the reporting period.

•	The Fund holds almost all stocks included in the Index in approximately the same proportions.

•	The Fund employs a “passively managed”—or index—investment approach.

Did the Fund use derivatives?

The Fund held several international stock index futures, including Topix Index Futures, DJ Euro Stoxx Futures, FTSE 100 Futures, CAC40, S&P/ASX 200 Futures, and MSCI-EAFE Mini Futures. These derivatives were used to maintain exposure to equities and provide portfolio liquidity. Futures had minimal impact on performance over the period.

6	Visit our website at pgim.com/investments

Current outlook

•

Equity market multiples have reached levels last seen during the Tech Bubble; however, equity valuations look much less ominous compared to historically low rates on cash and sovereign bonds. This, combined with the negative impact of the pandemic on commercial real estate, makes equities look like the only alternative and may be fueling a TINA (“there is no alternative”) trade.

•

In QMA’s view, politics, including the results of the US presidential election, particularly if contested or prolonged, and new policies from the subsequent administration could prove disruptive to the US and global economy.

PGIM QMA International Developed Markets Index Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	Visit our website at pgim.com/investments

PGIM QMA International Developed Markets Index Fund	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,099.90	0.31%	$1.64
Hypothetical	$1,000.00	$1,023.63	0.31%	$1.58

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2020, and divided by the 366 days in the Fund’s fiscal year ended October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA International Developed Markets Index Fund	9

Schedule of Investments

as of October 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 94.7%

COMMON STOCKS 90.2%

Australia 6.9%
Adbri Ltd.	1,368	$2,713
Afterpay Ltd.*	873	59,023
AGL Energy Ltd.	2,640	23,150
ALS Ltd.	1,841	12,074
Altium Ltd.	479	12,512
Alumina Ltd.	11,038	11,145
AMP Ltd.	13,183	14,178
Ampol Ltd.	1,050	19,143
Ansell Ltd.	493	13,913
APA Group	4,826	35,505
Appen Ltd.	437	9,928
Aristocrat Leisure Ltd.	2,680	53,868
ASX Ltd.	782	43,714
Atlas Arteria Ltd.	4,063	16,043
Aurizon Holdings Ltd.	7,845	20,784
AusNet Services	7,008	9,852
Australia & New Zealand Banking Group Ltd.	11,606	153,626
Bank of Queensland Ltd.	1,853	8,344
Beach Energy Ltd.	7,069	5,835
Bendigo & Adelaide Bank Ltd.	2,292	10,760
BHP Group Ltd.	12,087	287,091
BHP Group PLC	8,590	166,277
BlueScope Steel Ltd.	2,172	22,261
Boral Ltd.	5,330	17,041
Brambles Ltd.	6,134	41,394
carsales.com Ltd.	863	12,610
Challenger Ltd.	2,694	9,104
Charter Hall Group, REIT	1,961	17,000
CIMIC Group Ltd.*	367	5,549
Cleanaway Waste Management Ltd.	5,017	7,241
Coca-Cola Amatil Ltd.	1,961	17,193
Cochlear Ltd.	262	39,078
Coles Group Ltd.	5,340	66,757
Commonwealth Bank of Australia	7,265	351,813
Computershare Ltd.	1,966	16,743
Crown Resorts Ltd.	1,339	7,776
CSL Ltd.	1,859	375,446
CSR Ltd.	2,068	6,422
Deterra Royalties Ltd.*	1,608	4,442
Dexus, REIT	4,577	27,661
Domain Holdings Australia Ltd.	938	2,593
Domino’s Pizza Enterprises Ltd.	258	15,382
Downer EDI Ltd.	2,641	8,175

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	11

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)
Evolution Mining Ltd.	6,479	$25,321
Flight Centre Travel Group Ltd.*	493	3,906
Fortescue Metals Group Ltd.	6,523	79,447
Glencore PLC*	44,232	89,294
Goodman Group, REIT	7,380	95,417
GPT Group (The), REIT	8,338	23,466
Harvey Norman Holdings Ltd.	2,746	8,566
IDP Education Ltd.	512	6,830
Iluka Resources Ltd.	1,608	5,826
Incitec Pivot Ltd.	7,330	9,868
Insurance Australia Group Ltd.	9,218	30,813
IOOF Holdings Ltd.	2,566	5,252
JB Hi-Fi Ltd.	433	14,437
Lendlease Corp. Ltd.	2,821	23,640
Macquarie Group Ltd.	1,349	119,964
Magellan Financial Group Ltd.	583	22,500
Medibank Private Ltd.	11,287	21,180
Metcash Ltd.	3,758	7,760
Mineral Resources Ltd.	561	9,826
Mirvac Group, REIT	16,744	24,766
National Australia Bank Ltd.	13,499	177,025
Newcrest Mining Ltd.	3,379	69,575
NEXTDC Ltd.*	1,827	16,352
Northern Star Resources Ltd.	2,991	31,332
Nufarm Ltd.*	1,263	3,046
Oil Search Ltd.	7,960	14,425
Orica Ltd.	1,661	17,796
Origin Energy Ltd.	7,349	20,672
Orora Ltd.	4,520	8,206
OZ Minerals Ltd.	1,218	12,700
Perpetual Ltd.	224	4,256
Platinum Asset Management Ltd.	878	1,875
Qantas Airways Ltd.*	2,789	8,232
QBE Insurance Group Ltd.	6,148	35,541
Qube Holdings Ltd.	5,583	10,396
Ramsay Health Care Ltd.	707	30,917
REA Group Ltd.	193	16,023
Rio Tinto Ltd.	1,523	98,941
Rio Tinto PLC	4,453	251,347
Santos Ltd.	7,391	24,540
Saracen Mineral Holdings Ltd.*	4,432	17,634
Scentre Group, REIT	21,606	31,870
SEEK Ltd.	1,564	23,658
Seven Group Holdings Ltd.	498	6,797

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)
Shopping Centres Australasia Property Group, REIT	4,828	$7,867
Sonic Healthcare Ltd.	1,980	48,382
South32 Ltd.	20,180	28,780
Star Entertainment Group Ltd. (The)	3,812	8,800
Stockland, REIT	9,627	26,010
Suncorp Group Ltd.	5,418	31,052
Sydney Airport	5,191	19,888
Tabcorp Holdings Ltd.	8,279	19,147
Telstra Corp. Ltd.	17,093	32,168
TPG Telecom Ltd.*	1,289	6,486
Transurban Group	11,295	106,230
Treasury Wine Estates Ltd.	3,158	20,373
Tuas Ltd.*	6,934	3,686
Vicinity Centres, REIT	14,384	12,162
Vocus Group Ltd.*	3,044	7,385
Washington H Soul Pattinson & Co. Ltd.	387	6,888
Wesfarmers Ltd.	4,651	150,313
Westpac Banking Corp.	14,816	186,981
Whitehaven Coal Ltd.	3,386	2,529
WiseTech Global Ltd.	410	8,332
Woodside Petroleum Ltd.	4,007	49,248
Woolworths Group Ltd.	5,147	137,848
Worley Ltd.	1,231	8,104

		4,551,053

Austria 0.1%
ANDRITZ AG	308	10,385
Erste Group Bank AG*	1,197	24,601
OMV AG	544	12,555
Raiffeisen Bank International AG*	469	6,771
Telekom Austria AG	745	5,022
Verbund AG	253	14,545
Vienna Insurance Group AG Wiener Versicherung Gruppe	142	2,881
voestalpine AG	464	12,901

		89,661

Belgium 0.8%
Ackermans & van Haaren NV*	86	10,596
Ageas SA/NV	751	30,326
Anheuser-Busch InBev SA/NV	3,408	176,510
Elia Group SA/NV	135	13,034
Etablissements Franz Colruyt NV	202	11,947
Galapagos NV*	193	22,691

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	13

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Belgium (cont’d.)
Groupe Bruxelles Lambert SA	440	$36,061
KBC Group NV	1,135	56,072
Proximus SADP	537	10,460
Sofina SA	59	15,334
Solvay SA	295	23,949
Telenet Group Holding NV	216	8,309
UCB SA	503	49,548
Umicore SA	838	32,130

		496,967

Brazil 0.0%
Yara International ASA	695	24,175

Cambodia 0.0%
NagaCorp Ltd.	6,600	6,862

Chile 0.0%
Antofagasta PLC	1,515	20,190

China 0.6%
AAC Technologies Holdings, Inc.	2,700	14,188
BOC Hong Kong Holdings Ltd.	14,900	41,543
Budweiser Brewing Co. APAC Ltd., 144A	6,800	20,123
China Travel International Investment Hong Kong Ltd.*	14,000	1,797
Chow Tai Fook Jewellery Group Ltd.	7,000	8,945
ESR Cayman Ltd., 144A*	5,400	16,279
FIH Mobile Ltd.*	21,000	2,313
Kerry Logistics Network Ltd.	3,100	6,487
Lee & Man Paper Manufacturing Ltd.	6,000	4,558
Lenovo Group Ltd.	29,000	18,164
Microport Scientific Corp.	2,000	7,053
Minth Group Ltd.	3,300	13,718
MMG Ltd.*	6,000	1,426
Nexteer Automotive Group Ltd.	4,000	3,347
Prosus NV	1,785	178,044
Shangri-La Asia Ltd.*	3,600	2,844
Shui On Land Ltd.	15,500	2,042
SITC International Holdings Co. Ltd.	5,000	7,762
Sun Art Retail Group Ltd.	10,000	10,851
Tingyi Cayman Islands Holding Corp.	8,400	15,322
Towngas China Co. Ltd.*	4,000	1,811
Uni-President China Holdings Ltd.	3,600	3,124

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
Want Want China Holdings Ltd.	21,000	$13,930
Wilmar International Ltd.	8,500	25,196

		420,867

Denmark 2.1%
Ambu A/S (Class B Stock)	721	21,853
AP Moller - Maersk A/S (Class A Stock)	17	25,087
AP Moller - Maersk A/S (Class B Stock)	24	38,547
Carlsberg A/S (Class B Stock)	401	50,746
Chr Hansen Holding A/S	432	43,439
Coloplast A/S (Class B Stock)	550	80,299
Danske Bank A/S*	2,708	36,110
Demant A/S*	451	14,224
DSV PANALPINA A/S	824	133,484
Genmab A/S*	241	80,322
GN Store Nord A/S	514	36,964
H. Lundbeck A/S	218	6,145
ISS A/S*	793	10,211
Novo Nordisk A/S (Class B Stock)	6,621	424,916
Novozymes A/S (Class B Stock)	848	50,859
Orsted A/S, 144A	769	122,081
Pandora A/S	406	32,069
ROCKWOOL International A/S (Class B Stock)	29	11,302
Tryg A/S	463	12,853
Vestas Wind Systems A/S	811	138,397

		1,369,908

Finland 1.2%
Elisa OYJ	590	28,995
Fortum OYJ	1,769	33,305
Huhtamaki OYJ	406	19,807
Kesko OYJ (Class B Stock)	1,144	29,408
Kojamo OYJ	788	16,255
Kone OYJ (Class B Stock)	1,601	127,214
Metso Outotec OYJ	2,338	16,476
Neles OYJ	413	5,521
Neste OYJ	1,694	88,186
Nokia OYJ*	23,023	77,743
Nokian Renkaat OYJ	523	16,108
Nordea Bank Abp*	13,232	99,582
Orion OYJ (Class B Stock)	447	19,139
Sampo OYJ (Class A Stock)	2,073	78,297
Stora Enso OYJ (Class R Stock)	2,378	34,657

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	15

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)
UPM-Kymmene OYJ	2,213	$62,496
Wartsila OYJ Abp	2,148	17,079

		770,268

France 8.2%
Accor SA*	719	18,334
Adevinta ASA*	950	14,706
Aeroports de Paris	111	10,874
Air Liquide SA	1,905	278,479
Airbus SE*	2,291	167,173
ALD SA, 144A	293	3,165
Alstom SA*	757	33,918
Amundi SA, 144A*	252	16,529
Arkema SA	278	27,221
Atos SE*	376	25,757
AXA SA	7,903	127,179
BioMerieux	172	25,605
BNP Paribas SA*	4,440	154,102
Bollore SA	3,782	13,551
Bouygues SA	877	28,762
Bureau Veritas SA*	1,115	24,482
Capgemini SE	651	75,303
Carrefour SA	2,351	36,654
Casino Guichard Perrachon SA*	200	4,497
Cie de Saint-Gobain*	2,013	78,673
Cie Generale des Etablissements Michelin SCA	718	77,517
Cie Plastic Omnium SA	202	4,601
CNP Assurances*	606	6,836
Covivio, REIT	202	12,041
Credit Agricole SA*	4,658	36,907
Danone SA	2,484	137,051
Dassault Aviation SA*	9	7,556
Dassault Systemes SE	538	91,908
Edenred	1,026	47,848
Eiffage SA*	315	22,861
Electricite de France SA	2,143	24,965
Engie SA*	6,811	82,499
EssilorLuxottica SA*	1,211	149,804
Eurazeo SE*	166	7,573
Faurecia SE*	280	10,595
Gecina SA, REIT	217	27,033
Getlink SE*	1,901	25,534
Hermes International	127	117,980
ICADE, REIT	122	6,186

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont'd.)
Iliad SA	59	$11,425
Imerys SA	141	4,205
Ingenico Group SA*	252	36,186
Ipsen SA	132	12,016
JCDecaux SA*	282	4,352
Kering SA	304	183,721
Klepierre SA, REIT	729	9,253
La Francaise des Jeux SAEM, 144A	371	13,928
Legrand SA	1,087	80,668
L’Oreal SA	984	317,876
LVMH Moet Hennessy Louis Vuitton SE	1,022	479,070
Natixis SA*	3,746	8,721
Orange SA	7,957	89,228
Orpea*	208	20,798
Pernod Ricard SA	861	138,607
Peugeot SA*	2,227	40,053
Publicis Groupe SA	862	29,900
Remy Cointreau SA	102	17,219
Renault SA*	782	19,383
Rexel SA*	1,275	13,456
Rubis SCA	381	12,533
Safran SA*	1,321	139,200
Sanofi	4,466	403,100
Sartorius Stedim Biotech	99	37,587
Schneider Electric SE	2,157	262,220
SCOR SE*	690	16,751
SEB SA	119	19,356
Societe Generale SA*	3,116	42,278
Sodexo SA	351	22,499
Suez SA	1,528	27,995
Teleperformance	239	71,704
Thales SA	414	27,003
TOTAL SE	9,944	300,311
Ubisoft Entertainment SA*	383	33,732
Unibail-Rodamco-Westfield, REIT	572	23,201
Valeo SA	957	29,012
Veolia Environnement SA	2,120	39,450
Vinci SA	1,921	151,507
Vivendi SA	3,318	95,606
Wendel SE	107	9,286
Worldline SA/France, 144A*	623	46,288

		5,402,943

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	17

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Germany 7.1%
1&1 Drillisch AG	176	$3,703
adidas AG*	789	233,910
Allianz SE	1,704	299,847
Aroundtown SA*	5,019	24,090
BASF SE	3,754	205,788
Bayer AG	4,039	189,684
Bayerische Motoren Werke AG	1,338	91,391
Bechtle AG	117	20,116
Beiersdorf AG	404	42,223
Brenntag AG	633	40,431
Carl Zeiss Meditec AG	149	19,234
Commerzbank AG*	4,419	20,810
Continental AG	436	46,298
Covestro AG, 144A	740	35,460
CTS Eventim AG & Co. KGaA*	227	10,042
Daimler AG	3,301	170,678
Delivery Hero SE, 144A*	586	67,693
Deutsche Bank AG*	8,426	78,053
Deutsche Boerse AG	748	109,966
Deutsche Lufthansa AG*	1,208	10,356
Deutsche Post AG	4,006	177,386
Deutsche Telekom AG	13,241	201,826
Deutsche Wohnen SE	1,425	71,894
DWS Group GmbH & Co. KGaA, 144A*	153	5,212
E.ON SE	8,881	92,525
Evonik Industries AG	825	19,865
Fielmann AG*	95	7,200
Fraport AG Frankfurt Airport Services Worldwide*	133	4,814
Fresenius Medical Care AG & Co. KGaA	825	63,032
Fresenius SE & Co. KGaA	1,664	61,821
FUCHS PETROLUB SE	150	5,737
GEA Group AG	705	23,429
GRENKE AG	101	3,950
Hannover Rueck SE	255	37,008
HeidelbergCement AG	610	35,004
Hella GmbH & Co. KGaA*	160	6,983
HelloFresh SE*	568	30,394
Henkel AG & Co. KGaA	430	38,855
HOCHTIEF AG	92	6,787
Infineon Technologies AG	5,344	148,433
Just Eat Takeaway.com NV, 144A*	484	53,874
KION Group AG	300	23,335
Knorr-Bremse AG	267	30,920
LANXESS AG	342	17,292

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont'd.)
LEG Immobilien AG	282	$38,150
Merck KGaA	532	78,908
METRO AG	646	6,334
MTU Aero Engines AG	217	37,053
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	574	134,193
Nemetschek SE	227	16,405
OSRAM Licht AG*	146	8,560
ProSiebenSat.1 Media SE*	627	7,002
Puma SE*	369	32,196
Rational AG	14	10,494
Rheinmetall AG	166	12,132
RWE AG	2,606	96,379
SAP SE	4,602	490,387
Scout24 AG, 144A	431	34,713
Siemens AG	3,135	367,951
Siemens Energy AG*	1,543	33,801
Siemens Healthineers AG, 144A	556	23,875
Suedzucker AG	294	4,231
Symrise AG	520	64,164
Talanx AG	262	7,722
TeamViewer AG, 144A*	514	22,643
Telefonica Deutschland Holding AG	2,586	6,529
thyssenkrupp AG*	1,793	8,560
Traton SE	155	3,010
TUI AG	1,548	6,066
Uniper SE	427	12,736
United Internet AG	427	15,008
Varta AG*	59	7,391
Volkswagen AG	136	21,157
Vonovia SE	2,326	148,353
Wacker Chemie AG	74	7,136
Zalando SE, 144A*	671	62,698

		4,713,286

Hong Kong 2.5%
AIA Group Ltd.	49,600	470,912
ASM Pacific Technology Ltd.	1,200	12,082
Bank of East Asia Ltd. (The)	5,200	9,399
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	400	829
Cathay Pacific Airways Ltd.*	3,700	2,522
Champion REIT, REIT	7,000	3,393
CK Asset Holdings Ltd.	11,000	51,008
CK Infrastructure Holdings Ltd.	2,700	12,721

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	19

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont'd.)
CLP Holdings Ltd.	6,900	$63,598
Dah Sing Banking Group Ltd.	3,600	3,102
Dah Sing Financial Holdings Ltd.	800	1,999
Dairy Farm International Holdings Ltd.	1,200	4,529
Guotai Junan International Holdings Ltd.	25,000	3,209
Haitong International Securities Group Ltd.	7,000	1,599
Hang Lung Group Ltd.	3,800	8,440
Hang Lung Properties Ltd.	8,000	19,562
Hang Seng Bank Ltd.	2,900	44,778
Henderson Land Development Co. Ltd.	6,004	21,341
Hong Kong & China Gas Co. Ltd.	42,054	60,483
Hong Kong Exchanges & Clearing Ltd.	5,240	251,721
Hongkong Land Holdings Ltd.	5,000	18,369
Huabao International Holdings Ltd.	5,000	4,529
Hutchison Port Holdings Trust, UTS	33,600	4,876
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,000	1,798
Hysan Development Co. Ltd.	2,800	8,929
Jardine Matheson Holdings Ltd.	870	38,604
Jardine Strategic Holdings Ltd.	750	16,332
Johnson Electric Holdings Ltd.	1,000	2,070
JS Global Lifestyle Co. Ltd., 144A*	3,500	6,293
Kerry Properties Ltd.	2,400	5,903
Lifestyle International Holdings Ltd.*	3,000	2,354
Link REIT, REIT	8,300	63,320
Man Wah Holdings Ltd.	6,000	8,364
Melco International Development Ltd.	3,600	5,872
MTR Corp. Ltd.	6,000	29,739
New World Development Co. Ltd.	5,900	28,233
NWS Holdings Ltd.	6,000	5,285
PCCW Ltd.	16,000	9,633
Power Assets Holdings Ltd.	5,600	28,901
Sa Sa International Holdings Ltd.*	2,000	288
Shun Tak Holdings Ltd.	6,000	1,761
Sino Land Co. Ltd.	13,600	16,104
Sun Hung Kai Properties Ltd.	5,600	71,952
Swire Pacific Ltd. (Class A Stock)	2,000	9,146
Swire Pacific Ltd. (Class B Stock)	2,900	2,364
Swire Properties Ltd.	4,800	12,900
Techtronic Industries Co. Ltd.	5,000	67,230
United Energy Group Ltd.	28,000	3,800
Vinda International Holdings Ltd.	1,000	2,650
Vitasoy International Holdings Ltd.	3,000	12,174
VTech Holdings Ltd.	600	3,993
WH Group Ltd., 144A	35,200	27,789

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont'd.)
Wharf Holdings Ltd. (The)	6,000	$12,405
Wharf Real Estate Investment Co. Ltd.	6,500	25,005
Xinyi Glass Holdings Ltd.	8,000	17,565
Yue Yuen Industrial Holdings Ltd.	3,700	6,049

		1,629,806

Indonesia 0.0%
First Pacific Co. Ltd.	8,000	2,480
Golden Agri-Resources Ltd.	17,800	1,839

		4,319

Ireland 0.6%
AIB Group PLC*	4,223	4,775
CRH PLC	3,208	112,763
Flutter Entertainment PLC*	506	87,503
Glanbia PLC	880	8,373
Kerry Group PLC (Class A Stock)	627	74,995
Kingspan Group PLC*	610	53,157
Smurfit Kappa Group PLC	984	37,191

		378,757

Israel 0.4%
Airport City Ltd.*	216	2,354
Alony Hetz Properties & Investments Ltd.	408	4,121
Amot Investments Ltd.	580	2,661
Azrieli Group Ltd.	132	6,220
Bank Hapoalim BM	4,387	25,700
Bank Leumi Le-Israel BM	5,794	27,416
Bezeq The Israeli Telecommunication Corp. Ltd.*	8,238	9,379
Elbit Systems Ltd.	93	10,523
Electra Ltd./Israel	7	3,061
Energix-Renewable Energies Ltd.*	729	3,106
First International Bank of Israel Ltd.	211	4,686
Gazit-Globe Ltd.	714	2,969
Harel Insurance Investments & Financial Services Ltd.*	653	4,766
ICL Group Ltd.	3,195	11,644
Israel Discount Bank Ltd. (Class A Stock)	4,467	12,568
Melisron Ltd.	122	4,416
Mivne Real Estate KD Ltd.	2,276	4,377
Mizrahi Tefahot Bank Ltd.	630	12,299
Nice Ltd.*	252	57,721
Paz Oil Co. Ltd.	54	4,972

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	21

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Israel (cont'd.)
Phoenix Holdings Ltd. (The)*	334	$1,757
Shapir Engineering and Industry Ltd.*	367	2,473
Shikun & Binui Ltd.*	657	3,056
Shufersal Ltd.	463	3,502
Strauss Group Ltd.	203	5,865
Teva Pharmaceutical Industries Ltd.*	3,926	34,028
Tower Semiconductor Ltd.*	424	8,905

		274,545

Italy 1.7%
A2A SpA	6,006	7,651
Amplifon SpA*	509	18,527
Assicurazioni Generali SpA	5,147	69,035
Atlantia SpA*	1,962	30,164
Banca Mediolanum SpA	992	6,784
Buzzi Unicem SpA	330	7,151
Buzzi Unicem SpA, RSP	177	2,514
Davide Campari-Milano NV	2,292	23,897
DiaSorin SpA	93	20,440
Enel SpA	31,882	254,070
Eni SpA	9,902	69,630
Ferrari NV	498	88,876
FinecoBank Banca Fineco SpA*	2,495	34,213
Hera SpA	3,246	10,208
Infrastrutture Wireless Italiane SpA, 144A	1,308	14,159
Intesa Sanpaolo SpA*	63,668	105,503
Italgas SpA	1,877	10,867
Leonardo SpA	1,511	7,203
Mediobanca Banca di Credito Finanziario SpA	3,108	22,073
Moncler SpA*	776	31,081
Nexi SpA, 144A*	1,523	23,488
Pirelli & C SpA, 144A*	1,458	6,089
Poste Italiane SpA, 144A	1,749	14,276
PRADA SpA*	2,000	7,903
Prysmian SpA	1,005	27,363
Recordati Industria Chimica e Farmaceutica SpA	417	21,623
Snam SpA	9,093	44,503
Telecom Italia SpA	47,058	16,007
Telecom Italia SpA, RSP	23,321	8,522
Terna Rete Elettrica Nazionale SpA	5,857	39,608
UniCredit SpA*	8,806	65,903
UnipolSai Assicurazioni SpA	1,961	4,555

		1,113,886

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Japan 23.5%
77 Bank Ltd. (The)	400	$5,574
ABC-Mart, Inc.	100	5,085
Acom Co. Ltd.	1,900	8,519
Activia Properties, Inc., REIT	1	3,617
Advance Residence Investment Corp., REIT	1	2,918
Advantest Corp.	820	47,360
Aeon Co. Ltd.	2,880	73,437
AEON Financial Service Co. Ltd.	410	4,189
Aeon Mall Co. Ltd.	430	6,702
AGC, Inc.	820	25,591
Aica Kogyo Co. Ltd.	280	9,446
Ain Holdings, Inc.	100	6,994
Air Water, Inc.	680	9,720
Aisin Seiki Co. Ltd.	700	21,180
Ajinomoto Co., Inc.	1,970	39,580
Alfresa Holdings Corp.	750	13,740
Alps Alpine Co. Ltd.	800	11,523
Amada Co. Ltd.	1,200	10,434
Amano Corp.	310	7,285
ANA Holdings, Inc.*	450	9,824
Anritsu Corp.	560	12,270
Aozora Bank Ltd.	420	6,885
Ariake Japan Co. Ltd.	70	4,480
As One Corp.	40	5,777
Asahi Group Holdings Ltd.	1,740	53,792
Asahi Intecc Co. Ltd.	800	24,810
Asahi Kasei Corp.	5,000	43,282
Asics Corp.	700	8,757
ASKUL Corp.	100	3,831
Astellas Pharma, Inc.	7,580	104,207
Azbil Corp.	500	20,269
Bandai Namco Holdings, Inc.	820	61,151
Bank of Kyoto Ltd. (The)	340	15,011
Benefit One, Inc.	300	7,482
Benesse Holdings, Inc.	320	7,537
Bic Camera, Inc.	600	6,627
Bridgestone Corp.	2,400	78,072
Brother Industries Ltd.	900	13,874
Calbee, Inc.	340	10,423
Canon Marketing Japan, Inc.	160	3,397
Canon, Inc.	4,180	72,291
Capcom Co. Ltd.	400	21,908
Casio Computer Co. Ltd.	1,000	15,192
Central Japan Railway Co.	714	86,089

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	23

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Chiba Bank Ltd. (The)	2,800	$14,456
Chubu Electric Power Co., Inc.	2,900	32,484
Chugai Pharmaceutical Co. Ltd.	2,620	100,921
Chugoku Bank Ltd. (The)	650	5,625
Chugoku Electric Power Co., Inc. (The)	1,280	16,098
Coca-Cola Bottlers Japan Holdings, Inc.	540	7,611
COMSYS Holdings Corp.	500	12,694
Concordia Financial Group Ltd.	4,300	14,155
Cosmo Energy Holdings Co. Ltd.	200	2,921
Cosmos Pharmaceutical Corp.	40	6,790
Credit Saison Co. Ltd.	550	5,926
CyberAgent, Inc.	390	24,511
Dai Nippon Printing Co. Ltd.	1,150	21,403
Daicel Corp.	1,180	8,412
Daido Steel Co. Ltd.	160	5,242
Daifuku Co. Ltd.	400	41,172
Dai-ichi Life Holdings, Inc.	4,500	66,971
Daiichi Sankyo Co. Ltd.	7,860	206,923
Daiichikosho Co. Ltd.	230	7,884
Daikin Industries Ltd.	1,050	196,530
Daito Trust Construction Co. Ltd.	296	26,975
Daiwa House Industry Co. Ltd.	2,670	70,039
Daiwa House REIT Investment Corp., REIT	2	4,631
Daiwa Securities Group, Inc.	6,300	25,450
DeNA Co. Ltd.	510	8,716
Denka Co. Ltd.	390	11,998
Denso Corp.	1,880	87,369
Dentsu Group, Inc.	930	26,785
DIC Corp.	300	7,303
Disco Corp.	100	26,948
DMG Mori Co. Ltd.	500	6,665
Dowa Holdings Co. Ltd.	170	4,868
East Japan Railway Co.	1,530	79,930
Ebara Corp.	400	11,098
Eisai Co. Ltd.	1,114	86,292
Elecom Co. Ltd.	100	5,009
Electric Power Development Co. Ltd.	800	10,810
ENEOS Holdings, Inc.	12,610	42,408
Ezaki Glico Co. Ltd.	210	8,711
FamilyMart Co. Ltd.	600	13,180
Fancl Corp.	300	9,443
FANUC Corp.	763	162,016
Fast Retailing Co. Ltd.	205	143,242
FP Corp.	180	7,176

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Fuji Electric Co. Ltd.	500	$15,167
Fuji Media Holdings, Inc.	200	1,925
Fuji Oil Holdings, Inc.	160	5,050
Fuji Seal International, Inc.	200	3,734
FUJIFILM Holdings Corp.	1,460	74,387
Fujitsu General Ltd.	200	5,537
Fujitsu Ltd.	780	91,482
Fukuoka Financial Group, Inc.	660	11,017
Fukuyama Transporting Co. Ltd.	120	5,027
Furukawa Electric Co. Ltd.	300	7,525
Fuyo General Lease Co. Ltd.	100	5,731
Glory Ltd.	210	4,413
GLP J-Reit, REIT	4	6,175
GMO internet, Inc.	300	8,016
GMO Payment Gateway, Inc.	140	17,152
Goldwin, Inc.	142	10,580
GS Yuasa Corp.	300	5,223
GungHo Online Entertainment, Inc.	120	2,975
Gunma Bank Ltd. (The)	1,800	5,698
H.U. Group Holdings, Inc.	240	6,099
Hachijuni Bank Ltd. (The)	1,890	6,964
Hakuhodo DY Holdings, Inc.	900	11,468
Hamamatsu Photonics KK	550	27,630
Hankyu Hanshin Holdings, Inc.	870	26,520
Haseko Corp.	1,170	13,989
Heiwa Corp.	200	3,231
Hikari Tsushin, Inc.	80	18,729
Hino Motors Ltd.	1,100	8,432
Hirogin Holdings, Inc.	1,400	7,610
Hirose Electric Co. Ltd.	145	20,211
Hisamitsu Pharmaceutical Co., Inc.	310	14,786
Hitachi Capital Corp.	130	2,749
Hitachi Construction Machinery Co. Ltd.	420	10,324
Hitachi Ltd.	3,780	127,342
Hitachi Metals Ltd.	800	10,601
Hitachi Transport System Ltd.	150	4,757
Hokuhoku Financial Group, Inc.	700	6,625
Hokuriku Electric Power Co.	900	6,452
Honda Motor Co. Ltd.	7,040	164,443
Horiba Ltd.	150	7,365
Hoshizaki Corp.	170	13,572
House Foods Group, Inc.	340	11,224
Hoya Corp.	1,450	164,231
Hulic Co. Ltd.	1,660	15,383

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	25

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Ibiden Co. Ltd.	460	$18,707
Ichigo, Inc.	700	1,982
Idemitsu Kosan Co. Ltd.	947	19,140
IHI Corp.	630	7,600
Iida Group Holdings Co. Ltd.	530	9,561
Industrial & Infrastructure Fund Investment Corp., REIT	2	3,400
Inpex Corp.	3,900	18,446
Isetan Mitsukoshi Holdings Ltd.	1,300	6,306
Isuzu Motors Ltd.	2,000	16,200
Ito En Ltd.	230	14,554
ITOCHU Corp.	5,600	134,264
Itochu Techno-Solutions Corp.	380	12,896
Itoham Yonekyu Holdings, Inc.	400	2,676
Iyo Bank Ltd. (The)	1,270	7,959
Izumi Co. Ltd.	200	6,779
J Front Retailing Co. Ltd.	1,100	8,345
Japan Airlines Co. Ltd.*	460	8,046
Japan Airport Terminal Co. Ltd.	150	6,512
Japan Aviation Electronics Industry Ltd.	120	1,651
Japan Exchange Group, Inc.	2,200	53,590
Japan Logistics Fund, Inc., REIT	1	2,804
Japan Post Bank Co. Ltd.	1,600	12,730
Japan Post Holdings Co. Ltd.	5,300	36,283
Japan Post Insurance Co. Ltd.	700	11,079
Japan Prime Realty Investment Corp., REIT	1	2,708
Japan Real Estate Investment Corp., REIT	1	4,901
Japan Retail Fund Investment Corp., REIT	3	4,325
Japan Tobacco, Inc.	4,830	91,099
JCR Pharmaceuticals Co. Ltd.	200	5,178
JFE Holdings, Inc.*	1,980	13,845
JGC Holdings Corp.	880	7,251
JSR Corp.	700	15,776
JTEKT Corp.	900	7,149
Justsystems Corp.	160	10,491
Kagome Co. Ltd.	300	10,265
Kajima Corp.	1,900	20,305
Kakaku.com, Inc.	550	14,602
Kaken Pharmaceutical Co. Ltd.	150	5,882
Kamigumi Co. Ltd.	380	6,800
Kandenko Co. Ltd.	300	2,251
Kaneka Corp.	230	6,407
Kansai Electric Power Co., Inc. (The)	3,070	27,965
Kansai Mirai Financial Group, Inc.	500	1,820
Kansai Paint Co. Ltd.	780	20,119

See Notes to Financial Statements.

26

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Kao Corp.	1,950	$138,488
Kawasaki Heavy Industries Ltd.*	690	8,217
KDDI Corp.	6,960	186,452
Keihan Holdings Co. Ltd.	410	15,554
Keikyu Corp.	1,000	13,948
Keio Corp.	460	26,676
Keisei Electric Railway Co. Ltd.	550	15,375
Kenedix Office Investment Corp., REIT	1	5,780
Kewpie Corp.	460	9,435
Keyence Corp.	730	330,989
Kikkoman Corp.	710	35,304
Kinden Corp.	500	7,840
Kintetsu Group Holdings Co. Ltd.	760	30,283
Kirin Holdings Co. Ltd.	3,150	56,713
Kissei Pharmaceutical Co. Ltd.	100	1,965
Kobayashi Pharmaceutical Co. Ltd.	240	23,363
Kobe Bussan Co. Ltd.	200	5,639
Kobe Steel Ltd.*	1,600	6,224
Koei Tecmo Holdings Co. Ltd.	200	9,830
Koito Manufacturing Co. Ltd.	480	23,135
Kokuyo Co. Ltd.	300	4,065
Komatsu Ltd.	3,710	83,382
Konami Holdings Corp.	400	15,618
Konica Minolta, Inc.	1,700	4,314
Kose Corp.	100	12,735
Kotobuki Spirits Co. Ltd.	100	4,622
K’s Holdings Corp.	800	10,225
Kubota Corp.	4,500	78,228
Kuraray Co. Ltd.	1,600	14,781
Kurita Water Industries Ltd.	460	13,680
Kusuri no Aoki Holdings Co. Ltd.	100	8,012
Kyocera Corp.	1,300	71,551
Kyoritsu Maintenance Co. Ltd.	100	3,575
Kyowa Exeo Corp.	390	8,997
Kyowa Kirin Co. Ltd.	1,020	25,346
Kyudenko Corp.	150	4,095
Kyushu Electric Power Co., Inc.	2,000	16,827
Kyushu Financial Group, Inc.	1,500	7,007
Kyushu Railway Co.	670	14,220
LaSalle Logiport REIT, REIT*	2	3,115
Lasertec Corp.	300	25,940
Lawson, Inc.	250	11,491
LINE Corp.*	80	4,108
Lintec Corp.	240	5,316

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	27

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Lion Corp.	1,040	$21,248
LIXIL Group Corp.	1,120	24,268
M3, Inc.	1,720	116,091
Mabuchi Motor Co. Ltd.	260	10,717
Maeda Corp.	400	2,876
Maeda Road Construction Co. Ltd.	100	1,668
Makita Corp.	1,050	46,352
Mani, Inc.	280	7,018
Marubeni Corp.	6,300	32,912
Marui Group Co. Ltd.	880	15,853
Maruichi Steel Tube Ltd.	270	6,184
Matsui Securities Co. Ltd.	300	2,398
Matsumotokiyoshi Holdings Co. Ltd.	340	12,541
Mazda Motor Corp.	2,500	13,083
Mebuki Financial Group, Inc.	4,700	9,412
Medipal Holdings Corp.	600	10,704
Megmilk Snow Brand Co. Ltd.	130	2,815
MEIJI Holdings Co. Ltd.	566	40,964
MINEBEA MITSUMI, Inc.	1,700	30,642
MISUMI Group, Inc.	1,150	34,112
Mitsubishi Chemical Holdings Corp.	5,300	29,836
Mitsubishi Corp.	4,930	109,865
Mitsubishi Electric Corp.	8,080	103,968
Mitsubishi Estate Co. Ltd.	4,770	70,994
Mitsubishi Gas Chemical Co., Inc.	720	13,120
Mitsubishi Heavy Industries Ltd.	1,210	25,919
Mitsubishi Logistics Corp.	290	7,627
Mitsubishi Materials Corp.	510	9,344
Mitsubishi Motors Corp.*	2,400	4,387
Mitsubishi Shokuhin Co. Ltd.	100	2,606
Mitsubishi UFJ Financial Group, Inc.	51,200	201,073
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,650	6,966
Mitsui & Co. Ltd.	6,800	106,225
Mitsui Chemicals, Inc.	740	18,944
Mitsui Fudosan Co. Ltd.	3,760	63,899
Mitsui Mining & Smelting Co. Ltd.	200	5,039
Mitsui OSK Lines Ltd.	470	10,583
Miura Co. Ltd.	430	20,181
Mizuho Financial Group, Inc.	10,430	128,343
Mochida Pharmaceutical Co. Ltd.	130	4,731
MonotaRO Co. Ltd.	460	25,567
Mori Hills REIT Investment Corp., REIT	2	2,457
Morinaga & Co. Ltd.	140	5,314
Morinaga Milk Industry Co. Ltd.	210	10,103

See Notes to Financial Statements.

28

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
MS&AD Insurance Group Holdings, Inc.	2,010	$54,837
Murata Manufacturing Co. Ltd.	2,320	161,811
Nabtesco Corp.	480	17,915
Nagase & Co. Ltd.	400	5,211
Nagoya Railroad Co. Ltd.	760	20,200
Nankai Electric Railway Co. Ltd.	430	9,792
NEC Corp.	1,030	51,880
NEC Networks & System Integration Corp.	300	5,205
NET One Systems Co. Ltd.	360	10,715
Nexon Co. Ltd.	1,640	45,813
NGK Insulators Ltd.	1,130	16,102
NGK Spark Plug Co. Ltd.	810	14,199
NH Foods Ltd.	400	16,400
NHK Spring Co. Ltd.	880	5,308
Nichirei Corp.	400	10,047
Nidec Corp.	1,900	191,900
Nifco, Inc.	350	10,462
Nihon Kohden Corp.	300	9,404
Nihon M&A Center, Inc.	500	29,291
Nihon Unisys Ltd.	300	8,853
Nikon Corp.	1,250	7,541
Nintendo Co. Ltd.	431	234,378
Nippo Corp.	240	6,173
Nippon Accommodations Fund, Inc., REIT	1	5,726
Nippon Building Fund, Inc., REIT	1	5,049
Nippon Electric Glass Co. Ltd.	330	6,498
Nippon Express Co. Ltd.	270	15,123
Nippon Kayaku Co. Ltd.	700	6,027
Nippon Paint Holdings Co. Ltd.	630	56,670
Nippon Paper Industries Co. Ltd.	300	3,386
Nippon Prologis REIT, Inc., REIT	2	6,585
Nippon Sanso Holdings Corp.	590	8,633
Nippon Shinyaku Co. Ltd.	160	11,416
Nippon Shokubai Co. Ltd.	130	6,354
Nippon Steel Corp.*	3,430	33,151
Nippon Telegraph & Telephone Corp.	5,120	107,444
Nippon Television Holdings, Inc.	200	2,108
Nippon Yusen KK	750	13,816
Nipro Corp.	400	4,201
Nishi-Nippon Railroad Co. Ltd.	280	7,385
Nissan Chemical Corp.	560	29,675
Nissan Motor Co. Ltd.*	8,000	28,121
Nissan Shatai Co. Ltd.	200	1,686
Nisshin Seifun Group, Inc.	1,160	17,464

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	29

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Nisshinbo Holdings, Inc.	700	$4,665
Nissin Foods Holdings Co. Ltd.	250	21,640
Nitori Holdings Co. Ltd.	282	58,199
Nitto Denko Corp.	600	42,167
Noevir Holdings Co. Ltd.	100	4,465
NOF Corp.	300	11,266
NOK Corp.	550	6,261
Nomura Holdings, Inc.	12,600	56,276
Nomura Real Estate Holdings, Inc.	430	7,503
Nomura Real Estate Master Fund, Inc., REIT	5	5,971
Nomura Research Institute Ltd.	1,060	31,275
NS Solutions Corp.	130	3,808
NSK Ltd.	1,700	13,547
NTT Data Corp.	2,600	29,308
NTT DOCOMO, Inc.	4,640	172,592
Obayashi Corp.	2,900	24,219
OBIC Business Consultants Co. Ltd.	60	3,250
Obic Co. Ltd.	250	44,442
Odakyu Electric Railway Co. Ltd.	1,240	29,855
Oji Holdings Corp.	3,900	16,387
OKUMA Corp.	100	4,835
Olympus Corp.	4,280	81,731
Omron Corp.	770	55,512
Ono Pharmaceutical Co. Ltd.	1,730	49,123
Open House Co. Ltd.	260	8,883
Oracle Corp.	150	14,974
Orient Corp.	1,400	1,548
Oriental Land Co. Ltd.	760	106,216
ORIX Corp.	5,200	60,725
Orix JREIT, Inc., REIT	3	4,209
Osaka Gas Co. Ltd.	1,640	31,075
OSG Corp.	260	3,887
Otsuka Corp.	470	21,690
Otsuka Holdings Co. Ltd.	1,710	63,223
PALTAC Corp.	100	5,603
Pan Pacific International Holdings Corp.	2,100	44,681
Panasonic Corp.	8,660	79,944
Park24 Co. Ltd.*	420	5,673
Penta-Ocean Construction Co. Ltd.	1,200	7,615
PeptiDream, Inc.*	370	17,116
Persol Holdings Co. Ltd.	650	9,831
Pigeon Corp.	460	21,200
Pilot Corp.	200	5,583
Pola Orbis Holdings, Inc.	310	6,111

See Notes to Financial Statements.

30

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Rakuten, Inc.	3,250	$31,520
Recruit Holdings Co. Ltd.	5,150	196,605
Relo Group, Inc.	400	9,579
Renesas Electronics Corp.*	2,980	24,617
Rengo Co. Ltd.	1,000	7,706
Resona Holdings, Inc.	9,000	29,601
Resorttrust, Inc.	220	3,103
Ricoh Co. Ltd.	2,900	19,011
Rinnai Corp.	160	15,804
Rohm Co. Ltd.	360	27,598
Rohto Pharmaceutical Co. Ltd.	400	12,510
Ryohin Keikaku Co. Ltd.	1,080	22,641
Sankyo Co. Ltd.	160	4,079
Sankyu, Inc.	200	7,157
Sanrio Co. Ltd.	240	4,407
Santen Pharmaceutical Co. Ltd.	1,500	26,648
Sanwa Holdings Corp.	760	8,682
Sapporo Holdings Ltd.	200	3,257
Sawai Pharmaceutical Co. Ltd.	150	7,228
SBI Holdings, Inc.	900	20,729
SCREEN Holdings Co. Ltd.	180	9,807
SCSK Corp.	210	10,458
Secom Co. Ltd.	800	67,502
Sega Sammy Holdings, Inc.	870	10,896
Seibu Holdings, Inc.	900	8,986
Seiko Epson Corp.	1,200	13,878
Seino Holdings Co. Ltd.	700	9,032
Sekisui Chemical Co. Ltd.	1,500	23,257
Sekisui House Ltd.	2,380	39,386
Sekisui House Reit, Inc., REIT	4	2,794
Seven & i Holdings Co. Ltd.	3,150	95,907
Seven Bank Ltd.	2,900	6,644
SG Holdings Co. Ltd.	1,800	43,337
Sharp Corp.	640	7,389
Shiga Bank Ltd. (The)	250	5,382
Shikoku Electric Power Co., Inc.	500	3,610
Shimadzu Corp.	1,080	30,832
Shimamura Co. Ltd.	100	10,635
Shimano, Inc.	300	68,292
Shimizu Corp.	2,300	15,969
Shin-Etsu Chemical Co. Ltd.	1,610	214,979
Shinsei Bank Ltd.	680	8,155
Shionogi & Co. Ltd.	1,190	56,108
Ship Healthcare Holdings, Inc.	200	9,492

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	31

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Shiseido Co. Ltd.	1,550	$95,847
Shizuoka Bank Ltd. (The)	2,260	15,177
SHO-BOND Holdings Co. Ltd.	182	8,764
Showa Denko KK	600	10,176
SKY Perfect JSAT Holdings, Inc.	500	2,139
Skylark Holdings Co. Ltd.	900	12,830
SMC Corp.	225	119,250
SMS Co. Ltd.	200	5,890
SoftBank Corp.	11,300	131,061
SoftBank Group Corp.	6,020	391,383
Sohgo Security Services Co. Ltd.	320	14,870
Sojitz Corp.	5,500	12,099
Sompo Holdings, Inc.	1,360	50,746
Sony Corp.	4,990	415,346
Sotetsu Holdings, Inc.	360	8,867
Square Enix Holdings Co. Ltd.	330	19,334
Stanley Electric Co. Ltd.	640	18,196
Subaru Corp.	2,470	45,253
Sugi Holdings Co. Ltd.	100	6,601
SUMCO Corp.	880	13,352
Sumitomo Bakelite Co. Ltd.	100	2,830
Sumitomo Chemical Co. Ltd.	6,500	21,213
Sumitomo Corp.	4,680	51,369
Sumitomo Dainippon Pharma Co. Ltd.	600	7,047
Sumitomo Electric Industries Ltd.	3,070	33,772
Sumitomo Forestry Co. Ltd.	500	7,866
Sumitomo Heavy Industries Ltd.	510	10,867
Sumitomo Metal Mining Co. Ltd.	960	29,722
Sumitomo Mitsui Financial Group, Inc.	5,370	148,465
Sumitomo Mitsui Trust Holdings, Inc.	1,480	39,499
Sumitomo Osaka Cement Co. Ltd.	200	6,094
Sumitomo Realty & Development Co. Ltd.	1,600	42,757
Sumitomo Rubber Industries Ltd.	700	6,131
Sundrug Co. Ltd.	320	11,864
Suntory Beverage & Food Ltd.	520	17,945
Sushiro Global Holdings Ltd.	400	10,823
Suzuken Co. Ltd.	330	11,902
Suzuki Motor Corp.	1,820	78,015
Sysmex Corp.	800	75,237
T&D Holdings, Inc.	2,300	22,946
Taiheiyo Cement Corp.	530	12,445
Taisei Corp.	850	26,438
Taisho Pharmaceutical Holdings Co. Ltd.	180	10,791
Taiyo Yuden Co. Ltd.	500	18,473

See Notes to Financial Statements.

32

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Takara Bio, Inc.	230	$6,272
Takara Holdings, Inc.	700	7,066
Takashimaya Co. Ltd.	500	3,725
Takeda Pharmaceutical Co. Ltd.	6,283	194,512
TBS Holdings, Inc.	100	1,541
TDK Corp.	470	55,229
TechnoPro Holdings, Inc.	130	8,077
Teijin Ltd.	740	11,327
Terumo Corp.	2,660	97,878
THK Co. Ltd.	470	12,432
TIS, Inc.	1,000	19,180
Tobu Railway Co. Ltd.	830	23,489
Toda Corp.	800	4,558
Toho Co. Ltd.	420	16,623
Toho Gas Co. Ltd.	370	19,075
Tohoku Electric Power Co., Inc.	1,980	17,480
Tokai Carbon Co. Ltd.	800	9,070
Tokai Rika Co. Ltd.	140	2,187
Tokio Marine Holdings, Inc.	2,720	121,420
Tokuyama Corp.	300	6,670
Tokyo Century Corp.	260	12,700
Tokyo Electric Power Co. Holdings, Inc.*	6,900	17,798
Tokyo Electron Ltd.	580	154,852
Tokyo Gas Co. Ltd.	1,740	39,331
Tokyo Ohka Kogyo Co. Ltd.	150	8,898
Tokyo Tatemono Co. Ltd.	870	9,982
Tokyu Corp.	2,100	24,874
Tokyu Fudosan Holdings Corp.	2,300	10,020
Toppan Printing Co. Ltd.	1,250	15,881
Toray Industries, Inc.	6,290	28,456
Toshiba Corp.	1,860	47,015
Toshiba TEC Corp.	100	3,973
Tosoh Corp.	1,250	20,309
TOTO Ltd.	630	28,685
Toyo Seikan Group Holdings Ltd.	670	6,270
Toyo Suisan Kaisha Ltd.	370	18,408
Toyo Tire Corp.	400	5,922
Toyobo Co. Ltd.	300	3,993
Toyoda Gosei Co. Ltd.	310	7,849
Toyota Boshoku Corp.	180	2,605
Toyota Industries Corp.	680	43,752
Toyota Motor Corp.	10,140	660,866
Toyota Tsusho Corp.	960	26,748
Trend Micro, Inc.	490	27,501

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	33

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
TS Tech Co. Ltd.	180	$4,963
Tsumura & Co.	280	8,221
Tsuruha Holdings, Inc.	110	15,386
Ube Industries Ltd.	400	6,858
Ulvac, Inc.	200	7,296
Unicharm Corp.	1,640	76,006
United Urban Investment Corp., REIT	3	3,201
Ushio, Inc.	400	4,481
USS Co. Ltd.	900	16,480
Wacoal Holdings Corp.	200	3,628
Welcia Holdings Co. Ltd.	420	16,445
West Japan Railway Co.	760	32,496
Yakult Honsha Co. Ltd.	500	24,202
Yamada Holdings Co. Ltd.	2,900	14,146
Yamaguchi Financial Group, Inc.	800	5,192
Yamaha Corp.	620	29,327
Yamaha Motor Co. Ltd.	1,100	15,683
Yamato Holdings Co. Ltd.	1,430	37,818
Yamato Kogyo Co. Ltd.	100	2,401
Yamazaki Baking Co. Ltd.	500	8,206
Yaoko Co. Ltd.	100	7,077
Yaskawa Electric Corp.	1,120	43,592
Yokogawa Electric Corp.	1,100	16,146
Yokohama Rubber Co. Ltd. (The)	370	5,299
Z Holdings Corp.	10,600	73,840
Zenkoku Hosho Co. Ltd.	200	7,873
Zensho Holdings Co. Ltd.	400	9,334
Zeon Corp.	600	7,298
ZOZO, Inc.	390	9,925

		15,577,791

Jordan 0.0%
Hikma Pharmaceuticals PLC	720	23,406

Kazakhstan 0.0%
KAZ Minerals PLC	863	7,032

Luxembourg 0.1%
ArcelorMittal SA*	2,846	38,685
Eurofins Scientific SE*	49	38,947
L’Occitane International SA	1,250	2,290
RTL Group SA*	157	5,962

		85,884

See Notes to Financial Statements.

34

Description	Shares	Value

COMMON STOCKS (Continued)

Macau 0.2%
Galaxy Entertainment Group Ltd.	8,500	$56,331
Macau Legend Development Ltd.*	16,000	2,172
MGM China Holdings Ltd.	3,100	4,113
Sands China Ltd.	9,600	33,848
SJM Holdings Ltd.	7,600	7,930
Wynn Macau Ltd.*	6,000	8,348

		112,742

Malaysia 0.0%
Wing Tai Holdings Ltd.	1,500	1,967

Mexico 0.0%
Fresnillo PLC	723	10,886

Netherlands 3.6%
Aalberts NV	409	13,758
ABN AMRO Bank NV, 144A, CVA*	1,587	13,034
Adyen NV, 144A*	110	184,719
Aegon NV	7,314	19,735
Akzo Nobel NV	775	74,586
Altice Europe NV*	2,401	11,787
Argenx SE*	190	47,321
ASM International NV	200	28,543
ASML Holding NV	1,636	592,249
ASR Nederland NV	589	17,933
Euronext NV, 144A	246	25,748
EXOR NV	441	22,976
GrandVision NV, 144A*	178	4,945
Heineken Holding NV	421	32,575
Heineken NV	976	86,609
IMCD NV	230	26,622
ING Groep NV*	16,106	110,406
JDE Peet’s BV*	267	9,514
Koninklijke Ahold Delhaize NV	4,409	121,071
Koninklijke DSM NV	708	113,266
Koninklijke KPN NV	14,090	38,057
Koninklijke Philips NV*	3,737	173,116
Koninklijke Vopak NV	254	13,203
NN Group NV	1,258	43,893
Randstad NV*	446	22,335
Royal Dutch Shell PLC (Class A Stock)	16,816	210,847
Royal Dutch Shell PLC (Class B Stock)	15,206	183,832

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	35

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)
Signify NV, 144A*	532	$18,953
Wolters Kluwer NV	1,095	88,718

		2,350,351

New Zealand 0.4%
a2 Milk Co. Ltd. (The)*	2,998	28,998
Air New Zealand Ltd.*	4,437	4,170
Auckland International Airport Ltd.*	5,061	23,316
Contact Energy Ltd.	2,756	13,511
Fisher & Paykel Healthcare Corp. Ltd.	2,329	53,823
Fletcher Building Ltd.*	3,380	9,138
Kiwi Property Group Ltd.	5,896	4,787
Mercury NZ Ltd.	2,505	8,860
Meridian Energy Ltd.	5,067	17,761
Ryman Healthcare Ltd.	1,573	14,555
SKYCITY Entertainment Group Ltd.	2,580	4,755
Spark New Zealand Ltd.	7,799	23,212
Xero Ltd.*	377	29,229

		236,115

Norway 0.5%
Aker ASA (Class A Stock)	80	3,192
Aker BP ASA	415	6,512
DNB ASA*	4,335	58,392
Equinor ASA	3,927	49,903
Gjensidige Forsikring ASA	706	13,438
Leroy Seafood Group ASA	1,003	4,710
Mowi ASA	1,753	27,684
Norsk Hydro ASA*	6,033	16,922
Orkla ASA	3,060	28,876
Salmar ASA*	199	10,057
Schibsted ASA (Class A Stock)*	355	14,457
Schibsted ASA (Class B Stock)*	423	15,149
Telenor ASA	2,522	38,888
TOMRA Systems ASA	472	19,043

		307,223

Poland 0.2%
Allegro.eu SA, 144A*	838	17,031
Bank Polska Kasa Opieki SA*	560	5,994
CD Projekt SA*	262	22,256
Cyfrowy Polsat SA	1,243	7,751

See Notes to Financial Statements.

36

Description	Shares	Value

COMMON STOCKS (Continued)

Poland (cont’d.)
Dino Polska SA, 144A*	208	$11,412
Grupa Lotos SA	354	2,498
KGHM Polska Miedz SA*	606	18,108
LPP SA*	3	3,968
PGE Polska Grupa Energetyczna SA*	2,536	2,890
Polski Koncern Naftowy ORLEN SA	1,190	11,467
Polskie Gornictwo Naftowe i Gazownictwo SA	7,691	8,122
Powszechna Kasa Oszczednosci Bank Polski SA*	3,730	17,894
Powszechny Zaklad Ubezpieczen SA*	2,147	11,717
Santander Bank Polska SA*	113	3,513

		144,621

Portugal 0.1%
EDP - Energias de Portugal SA	11,617	57,374
Galp Energia SGPS SA	2,110	17,128
Jeronimo Martins SGPS SA	934	14,831

		89,333

Russia 0.1%
Evraz PLC	2,557	11,911
Polymetal International PLC	1,395	29,661

		41,572

Singapore 1.0%
Ascendas Real Estate Investment Trust, REIT	12,316	26,026
Ascott Residence Trust, UTS	6,000	3,650
BOC Aviation Ltd., 144A	800	4,948
CapitaLand Ltd.	10,800	20,371
CapitaLand Mall Trust, REIT	16,758	21,259
City Developments Ltd.	1,800	8,367
ComfortDelGro Corp. Ltd.	8,000	7,926
DBS Group Holdings Ltd.	7,291	108,947
Frasers Logistics & Commercial Trust, REIT	10,100	9,137
Frasers Property Ltd.	2,100	1,677
Genting Singapore Ltd.	22,200	10,496
Jardine Cycle & Carriage Ltd.	390	5,071
Keppel Corp. Ltd.	5,900	19,031
Keppel DC REIT, REIT	4,900	10,439
Keppel REIT, REIT	7,700	5,620
Mapletree Commercial Trust, REIT	9,200	11,638
Mapletree Industrial Trust, REIT	6,500	14,522
Mapletree Logistics Trust, REIT	11,200	16,038

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	37

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Singapore (cont’d.)
Mapletree North Asia Commercial Trust, REIT	11,000	$7,020
NetLink NBN Trust, UTS	11,800	8,303
Olam International Ltd.	2,400	2,256
Oversea-Chinese Banking Corp. Ltd.	13,973	86,162
SATS Ltd.	3,200	6,998
Sembcorp Industries Ltd.	4,100	4,762
Sembcorp Marine Ltd.*	48,435	4,250
SIA Engineering Co. Ltd.	2,000	2,391
Singapore Airlines Ltd.	4,900	12,186
Singapore Exchange Ltd.	3,200	20,349
Singapore Post Ltd.	8,500	4,144
Singapore Press Holdings Ltd.	7,300	5,308
Singapore Technologies Engineering Ltd.	5,800	14,869
Singapore Telecommunications Ltd.	29,800	44,365
StarHub Ltd.	2,900	2,488
Suntec Real Estate Investment Trust, REIT	7,400	7,280
United Overseas Bank Ltd.	5,257	73,210
UOL Group Ltd.	1,800	8,218
Venture Corp. Ltd.	1,000	14,126

		633,848

South Africa 0.2%
Anglo American PLC	5,044	118,438

South Korea 4.5%
Alteogen, Inc.*	74	10,431
Amorepacific Corp.	120	16,812
AMOREPACIFIC Group	118	4,524
BGF retail Co. Ltd.	17	1,766
BNK Financial Group, Inc.	1,143	5,568
Celltrion Healthcare Co. Ltd.*	301	22,647
Celltrion Pharm, Inc.*	74	7,165
Celltrion, Inc.*	427	91,838
Cheil Worldwide, Inc.	349	6,448
CJ CheilJedang Corp.	30	9,586
CJ Corp.	65	4,369
CJ ENM Co. Ltd.	49	5,712
CJ Logistics Corp.*	37	5,218
Coway Co. Ltd.*	235	14,332
Daelim Industrial Co. Ltd.	106	7,321
Daewoo Engineering & Construction Co. Ltd.*	933	2,470
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	159	3,012
DB Insurance Co. Ltd.	214	8,359

See Notes to Financial Statements.

38

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
DGB Financial Group, Inc.	628	$3,441
Dongsuh Cos., Inc.	129	3,283
Doosan Bobcat, Inc.	66	1,685
Doosan Heavy Industries & Construction Co. Ltd.*	870	10,589
Doosan Infracore Co. Ltd.*	536	3,956
Doosan Solus Co. Ltd.*	60	1,684
E-MART, Inc.	76	9,607
Fila Holdings Corp.	237	8,018
GS Engineering & Construction Corp.	239	5,668
GS Holdings Corp.	235	6,849
GS Retail Co. Ltd.	72	2,041
Hana Financial Group, Inc.	1,159	31,199
Hanjin Kal Corp.	120	7,894
Hankook Tire & Technology Co. Ltd.	345	9,624
Hanmi Pharm Co. Ltd.	27	6,275
Hanmi Science Co. Ltd.	55	2,616
Hanon Systems	554	5,482
Hanssem Co. Ltd.	51	4,253
Hanwha Aerospace Co. Ltd.*	98	2,181
Hanwha Corp.	141	2,991
Hanwha Life Insurance Co. Ltd.	2,871	3,909
Hanwha Solutions Corp.	359	13,953
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	2,694
Helixmith Co. Ltd.*	76	1,246
Hite Jinro Co. Ltd.	102	3,021
HLB, Inc.*	178	14,436
Hotel Shilla Co. Ltd.	109	7,155
Hyundai Department Store Co. Ltd.	42	2,201
Hyundai Engineering & Construction Co. Ltd.	278	7,541
Hyundai Glovis Co. Ltd.	74	10,970
Hyundai Heavy Industries Holdings Co. Ltd.	40	7,587
Hyundai Marine & Fire Insurance Co. Ltd.	225	4,626
Hyundai Mipo Dockyard Co. Ltd.	55	1,369
Hyundai Mobis Co. Ltd.	268	53,406
Hyundai Motor Co.	574	84,035
Hyundai Steel Co.	325	8,341
Hyundai Wia Corp.	47	1,741
Industrial Bank of Korea	1,446	10,462
Kakao Corp.	218	63,371
Kangwon Land, Inc.	472	8,801
KB Financial Group, Inc.	1,558	55,334
KCC Corp.	12	1,624
KEPCO Plant Service & Engineering Co. Ltd.	71	1,723

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	39

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
Kia Motors Corp.	1,053	$47,216
Korea Aerospace Industries Ltd.	209	4,008
Korea Electric Power Corp.*	1,059	18,654
Korea Gas Corp.	70	1,689
Korea Investment Holdings Co. Ltd.	179	10,908
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	166	11,532
Korea Zinc Co. Ltd.	42	14,205
Korean Air Lines Co. Ltd.*	352	6,234
KT&G Corp.	459	32,795
Kumho Petrochemical Co. Ltd.	68	8,003
LG Chem Ltd.	187	101,684
LG Corp.	362	21,558
LG Display Co. Ltd.*	852	10,652
LG Electronics, Inc.	444	32,982
LG Household & Health Care Ltd.	36	47,633
LG Innotek Co. Ltd.	57	7,680
LG Uplus Corp.	671	6,532
Lotte Chemical Corp.	60	12,395
Lotte Chilsung Beverage Co. Ltd.	26	1,971
Lotte Corp.	157	3,942
LOTTE Fine Chemical Co. Ltd.	48	2,051
Lotte Shopping Co. Ltd.	46	3,402
LS Corp.	114	5,230
Mando Corp.	182	5,758
Medytox, Inc.	23	3,740
Mirae Asset Daewoo Co. Ltd.	1,450	10,797
NAVER Corp.	539	138,065
NCSoft Corp.	70	47,796
Netmarble Corp., 144A*	71	7,342
NH Investment & Securities Co. Ltd.	574	4,861
NHN Corp.*	27	1,655
NongShim Co. Ltd.	16	4,071
OCI Co. Ltd.*	97	5,306
Orion Corp.	79	7,564
Ottogi Corp.	4	1,877
Paradise Co. Ltd.	244	2,749
POSCO	277	50,973
POSCO Chemical Co. Ltd.	76	4,989
Posco International Corp.	122	1,440
S-1 Corp.	75	5,370
Samsung Biologics Co. Ltd., 144A*	53	32,082
Samsung C&T Corp.	333	32,556
Samsung Card Co. Ltd.	83	2,156
Samsung Electro-Mechanics Co. Ltd.	236	27,832

See Notes to Financial Statements.

40

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
Samsung Electronics Co. Ltd.	19,304	$970,584
Samsung Engineering Co. Ltd.*	593	6,189
Samsung Fire & Marine Insurance Co. Ltd.	141	22,379
Samsung Heavy Industries Co. Ltd.*	1,911	8,564
Samsung Life Insurance Co. Ltd.	238	13,327
Samsung SDI Co. Ltd.	212	82,809
Samsung SDS Co. Ltd.	130	19,342
Samsung Securities Co. Ltd.	231	6,569
Shinhan Financial Group Co. Ltd.	1,867	50,074
Shinsegae, Inc.	26	4,779
SillaJen, Inc.*^	138	1,126
SK Holdings Co. Ltd.	124	20,088
SK Hynix, Inc.	2,116	149,533
SK Innovation Co. Ltd.	238	26,575
SK Networks Co. Ltd.	404	1,618
SK Telecom Co. Ltd.	97	18,351
SKC Co. Ltd.	96	6,215
S-Oil Corp.	147	7,078
Ssangyong Cement Industrial Co. Ltd.	819	4,004
Woori Financial Group, Inc.	2,222	17,469
Yuhan Corp.	180	9,491

		2,984,559

Spain 1.9%
Acciona SA	79	7,976
ACS Actividades de Construccion y Servicios SA	1,020	24,163
Aena SME SA, 144A*	288	38,793
Amadeus IT Group SA	1,732	82,811
Banco Bilbao Vizcaya Argentaria SA	27,169	78,235
Banco Santander SA*	68,072	135,633
Bankia SA	5,669	6,949
Bankinter SA	2,963	11,104
CaixaBank SA	14,313	26,090
Cellnex Telecom SA, 144A	1,393	89,495
EDP Renovaveis SA	676	12,879
Enagas SA	1,056	22,764
Endesa SA	1,353	36,237
Ferrovial SA	1,937	41,756
Grifols SA	1,355	36,710
Iberdrola SA	24,365	286,648
Industria de Diseno Textil SA	4,310	106,415
Inmobiliaria Colonial Socimi SA, REIT	1,241	8,826
Mapfre SA	3,825	5,771
Merlin Properties Socimi SA, REIT	1,531	10,302

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	41

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Spain (cont’d.)
Naturgy Energy Group SA	1,278	$23,760
Red Electrica Corp. SA	1,719	30,318
Repsol SA	5,750	35,942
Siemens Gamesa Renewable Energy SA	893	25,241
Telefonica SA	19,209	62,802
Zardoya Otis SA	852	5,202

		1,252,822

Sweden 2.8%
Alfa Laval AB*	1,299	26,349
Assa Abloy AB (Class B Stock)	3,727	80,019
Atlas Copco AB (Class A Stock)	2,582	114,031
Atlas Copco AB (Class B Stock)	1,538	58,999
Boliden AB	1,091	29,837
Castellum AB	1,152	24,071
Electrolux AB (Class B Stock)*	992	22,388
Elekta AB (Class B Stock)	1,374	16,082
Epiroc AB (Class A Stock)	2,576	38,507
Epiroc AB (Class B Stock)	1,622	23,209
EQT AB	772	14,736
Essity AB (Class B Stock)	2,490	72,066
Evolution Gaming Group AB, 144A	536	39,818
Fastighets AB Balder (Class B Stock)*	421	19,829
Hennes & Mauritz AB (Class B Stock)	3,645	59,270
Hexagon AB (Class B Stock)*	1,033	75,538
Holmen AB (Class B Stock)	388	14,723
Husqvarna AB (Class B Stock)	1,778	18,401
ICA Gruppen AB	297	14,076
Industrivarden AB (Class A Stock)*	891	23,986
Industrivarden AB (Class C Stock)*	733	18,762
Investment AB Latour (Class B Stock)	549	12,825
Investor AB (Class A Stock)	548	32,896
Investor AB (Class B Stock)	1,873	112,686
Kinnevik AB (Class B Stock)	983	40,442
L E Lundbergforetagen AB (Class B Stock)*	283	12,745
Lifco AB (Class B Stock)	183	13,417
Lundin Energy AB	724	13,883
Nibe Industrier AB (Class B Stock)*	1,233	29,725
Saab AB (Class B Stock)*	354	8,150
Sandvik AB*	4,385	78,142
Securitas AB (Class B Stock)*	1,247	17,647
Sinch AB, 144A*	162	15,477
Skandinaviska Enskilda Banken AB (Class A Stock)*	5,889	50,554
Skandinaviska Enskilda Banken AB (Class C Stock)*	100	919

See Notes to Financial Statements.

42

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)
Skanska AB (Class B Stock)	1,433	$26,892
SKF AB (Class B Stock)	1,534	31,411
Svenska Cellulosa AB SCA (Class A Stock)*	185	2,563
Svenska Cellulosa AB SCA (Class B Stock)*	2,470	33,483
Svenska Handelsbanken AB (Class A Stock)*	6,088	49,476
Svenska Handelsbanken AB (Class B Stock)*	188	1,823
Sweco AB (Class B Stock)	267	13,426
Swedbank AB (Class A Stock)*	4,141	64,903
Swedish Match AB	627	47,219
Swedish Orphan Biovitrum AB*	675	11,664
Tele2 AB (Class B Stock)	2,214	26,252
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	2,362
Telefonaktiebolaget LM Ericsson (Class B Stock)	12,229	136,192
Telia Co. AB	10,469	40,128
Trelleborg AB (Class B Stock)*	1,063	17,730
Volvo AB (Class A Stock)*	804	15,623
Volvo AB (Class B Stock)*	6,119	119,080

		1,884,432

Switzerland 8.4%
ABB Ltd.	7,323	177,619
Adecco Group AG	637	31,191
Alcon, Inc.*	1,880	106,668
Baloise Holding AG	191	26,093
Banque Cantonale Vaudoise	123	11,918
Barry Callebaut AG	13	26,880
Chocoladefabriken Lindt & Spruengli AG	6	47,582
Cie Financiere Richemont SA (Class A Stock)	2,093	130,739
Clariant AG	887	15,207
Coca-Cola HBC AG*	848	19,266
Credit Suisse Group AG	9,637	90,793
DKSH Holding AG	160	10,283
EMS-Chemie Holding AG	30	26,401
Flughafen Zurich AG*	90	12,145
Geberit AG	148	84,113
Georg Fischer AG	18	18,215
Givaudan SA	38	155,132
Helvetia Holding AG	148	11,604
Julius Baer Group Ltd.	882	39,423
Kuehne + Nagel International AG	205	41,038
LafargeHolcim Ltd.*	2,094	89,744
Logitech International SA	628	53,075
Lonza Group AG	307	185,931
Nestle SA	11,449	1,287,998

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	43

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)
Novartis AG	8,845	$689,511
OC Oerlikon Corp. AG	769	5,361
Partners Group Holding AG	70	63,300
PSP Swiss Property AG	179	21,682
Roche Holding AG (MSCX)	2,860	920,297
Roche Holding AG (SWX)	109	35,178
Schindler Holding AG	79	20,347
Schindler Holding AG (PART. CERT.)	174	44,661
SGS SA	24	59,919
SIG Co.mbibloc Group AG*	1,155	23,740
Sika AG	569	140,266
Sonova Holding AG*	216	51,310
STMicroelectronics NV	2,598	79,269
Straumann Holding AG	41	42,732
Sulzer AG	31	2,276
Swatch Group AG (The) (MSCX)	177	7,205
Swatch Group AG (The) (SWX)	121	25,440
Swiss Life Holding AG*	133	44,780
Swiss Prime Site AG	313	26,370
Swiss Re AG	1,162	83,479
Swisscom AG	107	54,439
Temenos AG	248	26,630
UBS Group AG	13,790	160,185
VAT Group AG, 144A	104	19,510
Vifor Pharma AG	214	24,110
Zurich Insurance Group AG	615	204,144

		5,575,199

Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	1,173

United Arab Emirates 0.0%
NMC Health PLC*^	372	—

United Kingdom 10.1%
3i Group PLC	3,850	47,999
Admiral Group PLC	868	30,915
Ashmore Group PLC	1,966	9,078
Ashtead Group PLC	1,841	66,783
Associated British Foods PLC	1,426	31,399
AstraZeneca PLC	5,385	540,780
Auto Trader Group PLC, 144A	3,949	29,605
Avast PLC, 144A	2,107	12,986

See Notes to Financial Statements.

44

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
AVEVA Group PLC	247	$13,758
Aviva PLC	16,063	53,666
B&M European Value Retail SA	3,657	22,940
BAE Systems PLC	13,065	67,098
Barclays PLC*	70,682	97,815
Barratt Developments PLC*	4,238	26,534
Bellway PLC	542	16,396
Berkeley Group Holdings PLC	489	25,623
BP PLC	81,346	207,945
British American Tobacco PLC	9,362	296,243
British Land Co. PLC (The), REIT	4,058	18,319
BT Group PLC	35,139	46,259
Bunzl PLC	1,368	42,523
Burberry Group PLC	1,674	29,354
Centrica PLC*	22,377	10,735
CK Hutchison Holdings Ltd.	11,100	67,113
CNH Industrial NV*	4,085	31,691
Compass Group PLC	7,308	99,772
ConvaTec Group PLC, 144A	7,050	16,463
Croda International PLC	508	39,671
DCC PLC	405	26,360
Derwent London PLC, REIT	386	13,293
Diageo PLC	9,408	303,060
Direct Line Insurance Group PLC	5,923	20,230
DS Smith PLC*	5,534	20,318
easyJet PLC	905	5,939
Experian PLC	3,696	134,976
Fiat Chrysler Automobiles NV*	4,629	56,892
GlaxoSmithKline PLC	20,325	339,199
GVC Holdings PLC*	2,460	30,719
Halma PLC	1,533	47,012
Hargreaves Lansdown PLC	1,483	26,062
Hiscox Ltd.*	1,285	13,770
HomeServe PLC	1,054	15,107
Howden Joinery Group PLC*	2,337	19,299
HSBC Holdings PLC*	83,570	351,111
IMI PLC	1,137	15,226
Imperial Brands PLC	3,895	61,660
Informa PLC*	6,193	33,500
InterContinental Hotels Group PLC*	746	37,873
Intermediate Capital Group PLC	1,140	17,301
International Consolidated Airlines Group SA	4,518	5,651
Intertek Group PLC	650	46,789
ITV PLC*	14,316	13,379

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	45

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
J Sainsbury PLC	6,260	$16,325
JD Sports Fashion PLC	1,890	18,166
Johnson Matthey PLC	807	22,455
Kingfisher PLC*	8,786	32,685
Land Securities Group PLC, REIT	3,063	20,218
Legal & General Group PLC	24,517	58,790
Lloyds Banking Group PLC*	286,473	103,949
London Stock Exchange Group PLC	1,283	137,557
M&G PLC	11,092	21,096
Meggitt PLC*	2,986	10,564
Melrose Industries PLC*	19,427	30,130
Mondi PLC	1,985	37,626
National Grid PLC	14,408	171,013
Natwest Group PLC*	19,093	30,786
Next PLC	522	39,465
Ocado Group PLC*	1,962	57,821
Pearson PLC	3,221	21,250
Pennon Group PLC	1,715	22,072
Persimmon PLC	1,282	38,859
Phoenix Group Holdings PLC	2,187	18,842
Prudential PLC	10,723	130,712
Quilter PLC, 144A	7,025	11,120
Reckitt Benckiser Group PLC	2,583	227,133
RELX PLC	7,629	150,477
Renishaw PLC*	129	9,352
Rentokil Initial PLC*	7,622	51,927
Rightmove PLC*	3,627	29,036
Rolls-Royce Holdings PLC*	7,066	6,600
RSA Insurance Group PLC*	4,170	22,936
Sage Group PLC (The)	4,428	36,397
Schroders PLC	488	16,520
Segro PLC, REIT	4,950	57,873
Severn Trent PLC	991	31,171
Smith & Nephew PLC	3,532	61,106
Smiths Group PLC	1,650	28,279
Spirax-Sarco Engineering PLC	308	45,031
SSE PLC	4,347	70,702
St. James’s Place PLC	2,220	25,856
Standard Chartered PLC*	10,615	48,418
Standard Life Aberdeen PLC	9,019	26,264
Tate & Lyle PLC	1,795	13,833
Taylor Wimpey PLC*	15,451	21,204
TechnipFMC PLC	1,953	10,795
Tesco PLC	39,670	105,371

See Notes to Financial Statements.

46

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Travis Perkins PLC*	969	$13,310
Unilever NV	5,956	336,048
Unilever PLC	4,471	254,591
United Utilities Group PLC	2,834	31,741
Vodafone Group PLC	110,049	146,777
Weir Group PLC (The)*	1,112	20,642
Whitbread PLC	847	23,520
Wm Morrison Supermarkets PLC	9,486	20,021
WPP PLC	4,857	38,714

		6,687,335

United States 0.4%
Amcor PLC, CDI	6,362	65,880
Ferguson PLC*	913	91,145
James Hardie Industries PLC, CDI	1,804	43,597
QIAGEN NV*	899	42,592
Samsonite International SA, 144A*	6,000	6,114
Sims Ltd.	854	5,699
Tenaris SA	1,969	9,379

		264,406

TOTAL COMMON STOCKS
(cost $59,236,095)		59,658,628

EXCHANGE-TRADED FUND 3.8%

United States
iShares MSCI EAFE ETF (cost $2,451,104)	40,500	2,486,295

PREFERRED STOCKS 0.7%

Germany 0.4%
Bayerische Motoren Werke AG (PRFC)	218	11,253
FUCHS PETROLUB SE (PRFC)	300	15,398
Henkel AG & Co. KGaA (PRFC)	717	69,694
Porsche Automobil Holding SE (PRFC)	628	33,710
Sartorius AG (PRFC)	140	59,275
Volkswagen AG (PRFC)	749	109,194

		298,524

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	47

Schedule of Investments (continued)

as of October 31, 2020

Description	Shares	Value

PREFERRED STOCKS (Continued)

South Korea 0.3%
Amorepacific Corp. (PRFC)	29	$1,348
CJ CheilJedang Corp. (PRFC)	14	1,946
Hanwha Corp. (PRFC)	360	4,097
Hyundai Motor Co. (2nd PRFC)	155	10,998
Hyundai Motor Co. (PRFC)	88	6,123
LG Chem Ltd. (PRFC)	30	8,292
LG Electronics, Inc. (PRFC)	64	1,828
LG Household & Health Care Ltd. (PRFC)	8	4,869
Mirae Asset Daewoo Co. Ltd. (PRFC)	712	2,855
Samsung Electronics Co. Ltd. (PRFC)	3,374	149,738
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	30	3,767

		195,861

TOTAL PREFERRED STOCKS
(cost $436,470)		494,385

	Units
RIGHTS* 0.0%

Singapore 0.0%
Mapletree Logistics Trust, expiring 11/20/20 (cost $0)	212	—

South Korea 0.0%
Doosan Heavy Industries & Construction Co. Ltd., expiring 12/04/20 (cost $0)	334	1,228

United Kingdom 0.0%
Rolls-Royce Holdings PLC, expiring 11/12/20 (cost $42,022)	23,553	11,900

TOTAL RIGHTS
(COST $42,022)		13,128

TOTAL LONG-TERM INVESTMENTS
(cost $62,165,691)		62,652,436

See Notes to Financial Statements.

48

Description			Shares	Value

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUND 2.8%
PGIM Core Ultra Short Bond Fund (cost $1,828,205)(w)			1,828,205	$1,828,205

Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills (cost $304,961)	0.100%	12/17/20	305	304,966

TOTAL SHORT-TERM INVESTMENTS
(cost $2,133,166)				2,133,171

TOTAL INVESTMENTS 97.9%
(cost $64,298,857)				64,785,607
Other assets in excess of liabilities(z) 2.1%				1,376,710

NET ASSETS 100.0%				$66,162,317

Below is a list of the abbreviation(s) used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ASX—Australian Securities Exchange

CAC40—French Stock Market Index

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

MSCX—Morgan Stanley MTF Exchange

OTC—Over-the-counter

PART CERT—Participation Certificates

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

SWX—SIX Swiss Exchange

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,126 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	49

Schedule of Investments (continued)

as of October 31, 2020

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Dec. 2020	$103,502	$140
2	CAC40 10 Euro	Nov. 2020	106,915	(9,022)
7	Euro STOXX 50 Index	Dec. 2020	241,234	(29,584)
3	FTSE 100 Index	Dec. 2020	216,225	(19,417)
19	Mini MSCI EAFE Index	Dec. 2020	1,694,705	(107,915)
2	TOPIX Index	Dec. 2020	300,492	(1,935)

				$(167,733)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$304,966

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$4,442	$4,546,611	$—
Austria	—	89,661	—
Belgium	—	496,967	—
Brazil	—	24,175	—
Cambodia	—	6,862	—

See Notes to Financial Statements.

50

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Chile	$—	$20,190	$—
China	—	420,867	—
Denmark	—	1,369,908	—
Finland	—	770,268	—
France	—	5,402,943	—
Germany	—	4,713,286	—
Hong Kong	—	1,629,806	—
Indonesia	—	4,319	—
Ireland	—	378,757	—
Israel	—	274,545	—
Italy	—	1,113,886	—
Japan	—	15,577,791	—
Jordan	—	23,406	—
Kazakhstan	—	7,032	—
Luxembourg	—	85,884	—
Macau	—	112,742	—
Malaysia	—	1,967	—
Mexico	—	10,886	—
Netherlands	—	2,350,351	—
New Zealand	—	236,115	—
Norway	—	307,223	—
Poland	17,031	127,590	—
Portugal	—	89,333	—
Russia	—	41,572	—
Singapore	—	633,848	—
South Africa	—	118,438	—
South Korea	—	2,983,433	1,126
Spain	—	1,252,822	—
Sweden	—	1,884,432	—
Switzerland	—	5,575,199	—
Taiwan	—	1,173	—
United Arab Emirates	—	—	—
United Kingdom	—	6,687,335	—
United States	—	264,406	—
Exchange-Traded Fund
United States	2,486,295	—	—
Preferred Stocks
Germany	—	298,524	—
South Korea	—	195,861	—
Rights
Singapore	—	—	—
South Korea	—	1,228	—

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	51

Schedule of Investments (continued)

as of October 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Rights (continued)
United Kingdom	$11,900	$—	$—
Affiliated Mutual Fund	1,828,205	—	—
U.S. Treasury Obligation	—	304,966	—

Total	$4,347,873	$60,436,608	$1,126

Other Financial Instruments*
Assets
Futures Contracts	$140	$—	$—

Liabilities
Futures Contracts	$(167,873)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2020 were as follows (unaudited):

Pharmaceuticals	7.3%
Banks	6.8
Insurance	4.2
Exchange-Traded Fund	3.8
Food Products	3.5
Chemicals	3.2
Machinery	2.9
Affiliated Mutual Fund	2.8
Automobiles	2.7
Metals & Mining	2.7
Capital Markets	2.3
Textiles, Apparel & Luxury Goods	2.3
Semiconductors & Semiconductor Equipment	2.3
Oil, Gas & Consumable Fuels	2.2
Technology Hardware, Storage & Peripherals	2.1
Health Care Equipment & Supplies	2.1
Personal Products	2.1
Electronic Equipment, Instruments & Components	2.0
Electric Utilities	2.0
Electrical Equipment	1.8
Beverages	1.7
Real Estate Management & Development	1.6

Wireless Telecommunication Services	1.6%
Diversified Telecommunication Services	1.6
IT Services	1.6
Trading Companies & Distributors	1.5
Professional Services	1.3
Food & Staples Retailing	1.2
Software	1.2
Industrial Conglomerates	1.2
Household Durables	1.1
Hotels, Restaurants & Leisure	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Biotechnology	1.1
Building Products	1.1
Entertainment	1.1
Road & Rail	1.0
Tobacco	1.0
Auto Components	0.9
Internet & Direct Marketing Retail	0.9
Multi-Utilities	0.8
Aerospace & Defense	0.8
Specialty Retail	0.7
Household Products	0.7

See Notes to Financial Statements.

52

Industry Classification (continued):

Construction & Engineering	0.7%
Interactive Media & Services	0.7
Air Freight & Logistics	0.7
Life Sciences Tools & Services	0.7
Diversified Financial Services	0.6
Construction Materials	0.5
Multiline Retail	0.5
Health Care Providers & Services	0.5
Transportation Infrastructure	0.5
Gas Utilities	0.5
Media	0.5
U.S. Treasury Obligation	0.4
Paper & Forest Products	0.4
Commercial Services & Supplies	0.3
Communications Equipment	0.3
Leisure Products	0.3
Containers & Packaging	0.2
Marine	0.2

Health Care Technology	0.2%
Water Utilities	0.2
Airlines	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Energy Equipment & Services	0.0	*
Consumer Finance	0.0	*
Diversified Consumer Services	0.0	*
Distributors	0.0	*

	97.9
Other assets in excess of liabilities	2.1

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$140	*	Due from/to broker-variation margin futures	$167,873	*
Equity contracts	Unaffiliated investments	13,128		—	—

		$13,268			$167,873

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	53

Schedule of Investments (continued)

as of October 31, 2020

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(6,854)	$89,874

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$(28,956)	$(247,414)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,347,711

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the year ended October 31, 2020.

See Notes to Financial Statements.

54

Statement of Assets and Liabilities

as of October 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $62,470,652)	$62,957,402
Affiliated investments (cost $1,828,205)	1,828,205
Foreign currency, at value (cost $777,596)	773,071
Receivable for Fund shares sold	630,836
Dividends and interest receivable	146,224
Tax reclaim receivable	90,062
Due from Manager	79,926
Prepaid expenses	2,909

Total Assets	66,508,635

Liabilities
Payable for investments purchased	122,471
Custodian and accounting fees payable	79,000
Payable for Fund shares reacquired	52,967
Accrued expenses and other liabilities	41,670
Audit fee payable	32,300
Due to broker—variation margin futures	16,857
Trustees’ fees payable	993
Affiliated transfer agent fee payable	60

Total Liabilities	346,318

Net Assets	$66,162,317

Net assets were comprised of:
Shares of beneficial interest, at par	$5,891
Paid-in capital in excess of par	66,374,698
Total distributable earnings (loss)	(218,272)

Net assets, October 31, 2020	$66,162,317

Class R6
Net asset value, offering price and redemption price per share, ($66,162,317 ÷ 5,891,389 shares of beneficial interest issued and outstanding)	$11.23

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	55

Statement of Operations

Year Ended October 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $136,422 foreign withholding tax)	$1,237,652
Affiliated dividend income	7,192
Affiliated income from securities lending, net	1,850
Interest income	1,394

Total income	1,248,088

Expenses
Management fee	140,210
Custodian and accounting fees	210,917
Fund data services	43,433
Pricing fees	43,303
Audit fee	32,748
Shareholders’ reports	19,665
Legal fees and expenses	19,491
Trustees’ fees	11,483
Transfer agent’s fees and expenses (including affiliated expense of $432)	532
Registration fees	250
Miscellaneous	11,176

Total expenses	533,208
Less: Fee waiver and/or expense reimbursement	(364,915)

Net expenses	168,293

Net investment income (loss)	1,079,795

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,104))	(989,886)
Futures transactions	89,874
Foreign currency transactions	17,478

(882,534)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,817,272)
Futures	(247,414)
Foreign currencies	(12,827)

(3,077,513)

Net gain (loss) on investment and foreign currency transactions	(3,960,047)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,880,252)

See Notes to Financial Statements.

56

Statements of Changes in Net Assets

	Year Ended October 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,079,795	$1,278,301
Net realized gain (loss) on investment and foreign currency transactions	(882,534)	(407,935)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,077,513)	3,546,421

Net increase (decrease) in net assets resulting from operations	(2,880,252)	4,416,787

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,380,800)	(1,020,616)

Fund share transactions
Net proceeds from shares sold	31,311,713	12,379,377
Net asset value of shares issued in reinvestment of dividends and distributions	1,380,800	1,020,616
Cost of shares reacquired	(13,076,279)	(7,417,650)

Net increase (decrease) in net assets from Fund share transactions	19,616,234	5,982,343

Total increase (decrease)	15,355,182	9,378,514

Net Assets:
Beginning of year	50,807,135	41,428,621

End of year	$66,162,317	$50,807,135

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	57

Notes to Financial Statements

1. Organization

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the

58

Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value

PGIM QMA International Developed Markets Index Fund	59

Notes to Financial Statements (continued)

securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

60

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

PGIM QMA International Developed Markets Index Fund	61

Notes to Financial Statements (continued)

During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an

62

accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

PGIM QMA International Developed Markets Index Fund	63

Notes to Financial Statements (continued)

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on

64

the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2020, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2020, were $24,751,277 and $7,020,248, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2020, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$634,314	$24,234,054	$23,040,163	$ —	$ —	$1,828,205	1,828,205	$7,192
PGIM Institutional Money Market Fund*
—	7,453,955	7,452,851	—	(1,104)	—	—	1,850	**

$634,314	$31,688,009	$30,493,014	$ —	$(1,104)	$1,828,205		$9,042

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

PGIM QMA International Developed Markets Index Fund	65

Notes to Financial Statements (continued)

For the year ended October 31, 2020, the tax character of dividends paid by the Fund was $1,380,800 of ordinary income. For the year ended October 31, 2019, the tax character of dividends paid by the Fund were $999,055 of ordinary income and $21,561 of long-term capital gains.

As of October 31, 2020, the accumulated undistributed earnings on a tax basis was $1,000,663 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2020 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$65,186,410	$10,749,616	$(11,318,152)	$(568,536)

The differences between book basis and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $650,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

66

As of October 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	5,891,389	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
8	91.7%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended October 31, 2020:
Shares sold	2,823,157	$31,311,713
Shares issued in reinvestment of dividends and distributions	111,445	1,380,800
Shares reacquired	(1,220,850)	(13,076,279)

Net increase (decrease) in shares outstanding	1,713,752	$19,616,234

Year ended October 31, 2019:
Shares sold	1,085,029	$12,379,377
Shares issued in reinvestment of dividends and distributions	96,741	1,020,616
Shares reacquired	(649,798)	(7,417,650)

Net increase (decrease) in shares outstanding	531,972	$5,982,343

8. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$1,200,000,000	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
*Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain

PGIM QMA International Developed Markets Index Fund	67

Notes to Financial Statements (continued)

benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended October 31, 2020. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $105,000, borrowed at a weighted average interest rate of 1.83%. The maximum loan outstanding amount during the period was $257,000. At October 31, 2020, the Fund did not have an outstanding loan amount.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the

68

equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM QMA International Developed Markets Index Fund	69

Notes to Financial Statements (continued)

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

10. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

70

Financial Highlights

	Year Ended October 31,			November 17, 2016(a) through October 31, 2017
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.16	$11.36	$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.32	0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.82)	0.76	(1.20)	2.30
Total from investment operations	(0.60)	1.08	(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.27)	(0.23)	(0.01)
Distributions from net realized gains	-	(0.01)	(0.08)	-
Total dividends and distributions	(0.33)	(0.28)	(0.31)	(0.01)
Net asset value, end of period	$11.23	$12.16	$11.36	$12.55
Total Return(c):	(5.21)%	9.88%	(7.22)%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,162	$50,807	$41,429	$30,320
Average net assets (000)	$56,084	$45,226	$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30%	0.30%	0.30%	0.33	%(e)
Expenses before waivers and/or expense reimbursement	0.95%	1.12%	1.49%	2.61	%(e)
Net investment income (loss)	1.93%	2.83%	2.56%	2.39	%(e)
Portfolio turnover rate(f)	13%	13%	9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM QMA International Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM QMA International Developed Markets Index Fund (one of the funds constituting Prudential Investment Portfolios 2, referred to hereafter as the “Fund”) as of October 31, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations, changes in its net assets, and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 16, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 16, 2020

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

72

Federal Income Tax Information (unaudited)

For the year ended October 31, 2020, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI):

QDI
PGIM QMA International Developed Markets Index Fund	80.93%

For the year ended October 31, 2020, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $112,601 foreign tax credit from recognized foreign source income of $1,401,517.

In January 2021, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends received by you in calendar year 2020.

PGIM QMA International Developed Markets Index Fund	73

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM QMA International Developed Markets Index Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since 2019) (information technology); Independent Director, Kabbage, Inc. (2018-2020) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 1945 Board Member Portfolios Overseen: 95	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM QMA International Developed Markets Index Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

(1) The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; James E. Quinn, 2013; Richard A. Redeker, 2000; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009; Grace C. Torres, 2014.

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

PGIM QMA International Developed Markets Index Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Charles H. Smith 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM

1

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and, QMA and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, and QMA’s organizational structure, senior management, investment operations, and other relevant

Visit our website at pgim.com/investments

information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2019 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year and the three-year periods ended December 31, 2019. The Board considered that PGIM QMA International Developed Markets Index Fund commenced operations on November 17, 2016 and that PGIM QMA Emerging Markets Equity Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended October 31, 2019. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed

Visit our website at pgim.com/investments

each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA International Developed Markets Index Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile
•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•	The Board noted that the Fund outperformed its benchmark index over the one-year period ending December 31, 2018.
•	The Board considered that the Fund commenced operations on November 17, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 0.30% through February 28, 2021.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Emerging Markets Equity Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•	The Board considered that the Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.
•	The Board noted that the Fund outperformed its Peer Group for the fourth quarter of 2019 and for the first quarter of 2020.
•

The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was less than half a basis point from the median (1.201%) in the Peer Group, after a waiver/reimbursement of expenses of 0.496%.

•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 1.20% through February 28, 2021.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

NASDAQ	PQDMX
CUSIP	74440E607

MF243E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended October 31, 2020, the Registrant’s principal accountant was PricewaterhouseCoopers LLP (“PwC”). For the fiscal year ended October 31, 2020, PwC billed the Registrant $64,600 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

For the fiscal year ended October 31, 2019, the Registrant’s principal accountant was KPMG LLP (“KPMG”). For the fiscal year ended October 31, 2019, KPMG billed the Registrant $65,286 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended October 31, 2020, PwC did not bill the Registrant for audit-related services.

For the fiscal year ended October 31, 2020, fees of $5,103 were billed to the Registrant for services rendered by KPMG in connection with the auditor transition.

For the fiscal year ended October 31, 2019, fees of $2,836 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon.

(c) Tax Fees

For the fiscal years ended October 31, 2020 and October 31, 2019: none.

(d) All Other Fees

For the fiscal years ended October 31, 2020 and October 31, 2019: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended October 31, 2020 and October 31, 2019, 100% of the services referred to in Item 4(b) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2020 and October 31, 2019 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 17, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 17, 2020